UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1.    Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
October 31, 2024
Annual
Report
Nuveen Quality Municipal Income Fund
NAD
Nuveen AMT-Free Quality Municipal Income Fund
NEA

Table
of Contents
Important Notices 3
Discussion of Fund Performance 4
Common Share Information 7
About the Funds’ Benchmarks 9
Fund Performance, Leverage and Holdings 10
Report of Independent Registered Public Accounting Firm 15
Portfolios of Investments 16
Statement of Assets and Liabilities 110
Statement of Operations 111
Statement of Changes in Net Assets 112
Statement of Cash Flows 113
Financial Highlights 114
Notes to Financial Statements 117
Shareholder Update 129
Important Tax Information 149
Shareholder Meeting Report 150
Additional Fund Information 151
Glossary of Terms Used in this Report 152
Board Members & Officers 153

Important Notices

Portfolio Manager Update: Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Funds.
Management Fees: As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
Changes in Independent Registered Public Accounting Firm
(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Trustees (the “Board”),
upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Funds’ financial statements to be included in the Funds’ Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended October 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Funds’ independent registered public accounting firm was effective on December 26, 2024, which is the date on which KPMG issued their report on their audit of the Funds’ financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended October 31,
2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there were no disagreements with
KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended October 31, 2024 and October 31,
2023 and for the subsequent interim period through December 26, 2024, there were no reportable events (as defined in Regulation
S-K Item 304(a)(1)(v)).
The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.
(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the
Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2025 audit. During the Funds’ fiscal years ended October 31, 2024 and October 31,
2023 and for the subsequent interim period through December 26, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Discussion of Fund Performance
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, is the investment adviser for the Nuveen Quality
Municipal Income Fund (NAD) and Nuveen AMT-Free Quality Municipal Income Fund (NEA).
The portfolio managers for NAD and NEA are Michael Hamilton and Stephen Candido, CFA.
Below is a discussion of Fund performance and the factors that contributed and detracted during the 12-month reporting period ended October 31, 2024. For more information on Fund investment objectives and policies, please refer to the Shareholder Update section at the end of the report.
Nuveen Quality Municipal Income Fund (NAD)
What factors affected markets during the reporting period?
• Municipal bond yields ended the reporting period lower than where they started, although the path was not a straight line given uncertainties about the Federal Reserve’s plan for monetary easing and the U.S. election.
• Credit fundamentals remained strong, with default activity at low levels. Although supply has increased in 2024 year-to-
date, demand for municipal debt remained solid.
What key strategies were used to manage the Fund during the reporting period?
• The Fund’s trading activity remained focused on pursuing its investment objectives. There were no material changes to the Fund’s positioning.
• The portfolio management team took advantage of periods of market softness to buy bonds at attractive valuations and continued to carefully manage the Fund’s income sustainability via tactical trading.
How did the Fund perform and what factors affected relative performance?
For the 12-month reporting period ended October 31, 2024, NAD returned 17.34%. The Fund outperformed the returns of the NAD
Blended Benchmark, which returned 11.06%. The NAD Blended Benchmark consists of: (1) 80% S&P Municipal Bond Investment
Grade Index and (2) 20% S&P Municipal Bond High Yield Index.
Top contributors to relative performance
• Duration positioning, driven by the Fund’s longer-duration profile and an overweight to longer-dated bonds.
• The Fund’s use of leverage through inverse floating rate securities and the issuance of preferred shares.
• Credit quality positioning, especially the allocation to lower credit quality bonds (rated BBB and below).
Top detractors from relative performance
• Sector allocation, specifically overweight exposures to the transportation sector.
• Individual credit selection.
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
What factors affected markets during the reporting period?
• Municipal bond yields ended the reporting period lower than where they started, although the path was not a straight line given uncertainties about the Federal Reserve’s plan for monetary easing and the U.S. election.
• Credit fundamentals remained strong, with default activity at low levels. Although supply has increased in 2024 year-to-date, demand for municipal debt remained solid.
What key strategies were used to manage the Fund during the reporting period?
• The Fund’s trading activity remained focused on pursuing its investment objectives. There were no material changes to the Fund’s positioning.
• The portfolio management team took advantage of periods of market softness to buy bonds at attractive valuations and continued to seek enhanced income opportunities by selling bonds with lower book yields and replacing them with bonds with higher book yields.
How did the Fund perform and what factors affected relative performance?
For the 12-month reporting period ended October 31, 2024, NEA returned 17.10%. The Fund outperformed the returns of the NEA
Blended Benchmark, which returned 11.06%. The NEA Blended Benchmark consists of: (1) 80% S&P Municipal Bond Investment
Grade Index and (2) 20% S&P Municipal Bond High Yield Index.
Top contributors to relative performance
• Duration and yield curve positioning, driven by the overweight to the longest-duration bonds.
• The Fund’s use of leverage through inverse floating rate securities and the issuance of preferred shares.
Top detractors from relative performance
• Individual credit selection.
• Credit quality positioning, specifically an overweight to AA rated bonds and an underweight to non-rated bonds.

(continued)

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of October 31, 2024.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any their common shares outstanding.
As of October 31, 2024, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAD NEA
November $0.0440 $0.0425
December 0.0440 0.0425
January 0.0440 0.0425
February 0.0440 0.0425
March 0.0520 0.0505
April 0.0520 0.0505
May 0.0520 0.0505
June 0.0755 0.0730
July 0.0755 0.0730
August 0.0755 0.0730
September 0.0755 0.0730
October 0.0755 0.0730
Total Distributions from Net Investment Income $0.7095 $0.6865
Yields
NAD NEA
Market Yield
1
7.56% 7.55%
Taxable-Equivalent Yield
1
12.76% 12.73%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Common Share Information
(continued)

NAD NEA
Common shares cumulatively repurchased and retired 17,900 120,000
Common shares authorized for repurchase 23,340,000 29,895,000

About the Funds’ Benchmarks

S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index
: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond High Yield Index
: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of
Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the
Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s,
Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC,
CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Quality Municipal Income Fund
Fund Performance, Leverage and Holdings October 31, 2024

NAD
Performance*
a
*For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. Effective September 12,
2016, the Fund’s Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal
Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of October 31, 2024
 - Common Share Price
Total Returns as of
October 31, 2024
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NAD at Common Share NAV 5/26/99 17.34% 0.25% 2.81%
NAD at Common Share Price 5/26/99 29.88% 1.27% 3.61%
S&P Municipal Bond Index — 10.08% 1.22% 2.38%
NAD Blended Benchmark — 11.06% 1.47% 2.60%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.85 $11.99 (6.69)% (11.87)%

October 31, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 40.63%
Regulatory Leverage 36.01%
Fund Allocation
(% of net assets)
Municipal Bonds 166 .5%
Investment Companies 0 .0%
Other Assets & Liabilities, Net 1.9%
Floating Rate Obligations (12.2)%
AMTP Shares, Net ( 24 .2 ) %
MFP Shares, Net ( 15 .2 ) %
VRDP Shares, Net ( 16 .8 ) %
Net Assets 100%
Bond Credit Quality
(% of total investments)
U.S. Guaranteed 4.4%
AAA 2.2%
AA 27.7%
A 39.2%
BBB 14.0%
BB or Lower 5.5%
N/R (not rated) 7.0%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 26.8%
Health Care 19.3%
Tax Obligation/Limited 17.1%
Tax Obligation/General 10.1%
Utilities 9.4%
Education and Civic
Organizations 5.3%
U.S. Guaranteed 4.4%
Other 7.6%
Investment Companies 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Colorado 8.6%
Illinois 8.5%
Texas 8.0%
New York 7.3%
California 7.1%
Florida 6.2%
Pennsylvania 4.1%
Maryland 4.1%
New Jersey 3.2%
South Carolina 3.2%
Missouri 3.0%
Wisconsin 2.7%
Ohio 2.4%
Louisiana 2.2%
Michigan 2.1%
Washington 1.9%
Minnesota 1.7%
Georgia 1.7%
Arizona 1.6%
District of Columbia 1.6%
Other 18.8%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen AMT-Free Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings October 31, 2024

NEA
Performance*
*For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The
Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of October 31, 2024
 - Common Share Price
Total Returns as of
October 31, 2024
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NEA at Common Share NAV 11/21/02 17.10% (0.11)% 2.69%
NEA at Common Share Price 11/21/02 30.16% 0.86% 3.47%
S&P Municipal Bond Index — 10.08% 1.22% 2.38%
NEA Blended Benchmark — 11.06% 1.47% 2.60%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.39 $11.60 (6.38)% (11.65)%

October 31, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 40.16%
Regulatory Leverage 37.27%
Fund Allocation
(% of net assets)
Municipal Bonds 165 .4%
Other Assets & Liabilities, Net 1.4%
Floating Rate Obligations (7.5)%
AMTP Shares, Net ( 2 .1 ) %
MFP Shares, Net ( 26 .0 ) %
VRDP Shares, Net ( 31 .2 ) %
Net Assets 100%
Bond Credit Quality
(% of total investments)
U.S. Guaranteed 6.1%
AAA 3.3%
AA 35.3%
A 36.3%
BBB 10.0%
BB or Lower 3.5%
N/R (not rated) 5.5%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 21.6%
Tax Obligation/Limited 18.9%
Transportation 13.8%
Tax Obligation/General 12.3%
Utilities 12.2%
Education and Civic
Organizations 7.7%
U.S. Guaranteed 6.4%
Other 7.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 10.0%
Colorado 9.1%
New York 6.9%
Texas 6.9%
Michigan 5.9%
Florida 4.9%
New Jersey 4.5%
Pennsylvania 3.6%
Minnesota 3.5%
Missouri 3.3%
Georgia 3.2%
California 3.1%
Wisconsin 3.0%
District of Columbia 2.4%
Ohio 2.4%
Washington 2.4%
South Carolina 2.2%
North Carolina 2.0%
Oregon 1.7%
Indiana 1.7%
Other 17.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nuveen Quality Municipal Income Fund and Nuveen AMT-Free Quality Municipal Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen Quality Municipal Income Fund and
Nuveen AMT-Free Quality Municipal Income Fund (the Funds), including the portfolios of investments, as of October
31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
December 26, 2024

Portfolio of Investments October 31, 2024
NAD
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 166.5% (100.0% of Total Investments)
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) –
8,812 BlackRock MuniHoldings Fund Inc $ 107,683
32,524 Invesco Quality Municipal Income Trust 328,167
TOTAL INVESTMENT COMPANIES
(Cost $530,611) 435,850
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4993955890 MUNICIPAL BONDS - 166 .5% ( 100 .0 % of Total Investments) 4993955890
ALABAMA - 2.3% (1.4% of Total Investments)
$ 5,000,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000% 11/15/46 5,052,761
5,000,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/33 5,109,580
5,455,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/34 5,566,154
5,550,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/35 5,655,263
3,315,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,540,853
3,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 3,243,109
5,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at Samford
University Series 2024A
5 .500 10/01/49 5,294,044
3,250,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at Samford
University Series 2024A
5 .500 10/01/54 3,418,421
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,659,831
2,255,000 Limestone County Water & Sewer Authority, Alabama, Water and
Sewer Revenue Bonds, Series 2022
5 .000 12/01/45 2,383,643
2,500,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/53 2,727,994
7,590,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 8,039,455
5,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32), (UB)
5 .000 08/01/54 5,355,904
6,665,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5 .000 06/01/49 7,132,670
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5 .500 01/01/53 1,077,951
4,165,000 (b) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5 .250 05/01/44 4,238,366
TOTAL ALABAMA 70,495,999
ALASKA - 0.1% (0.0% of Total Investments)
1,000,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/28 1,006,360
1,075,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/29 1,081,498
300,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/31 301,487
TOTAL ALASKA 2,389,345

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ARIZONA - 2.7% (1.6% of Total Investments)
$ 3,815,000 Arizona Board of Regents, University of Arizona, Speed
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Refunding Series 2020A
4 .000% 08/01/44 $ 3,774,835
2,500,000 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale
Lincoln Hospitals Project, Refunding Series 2014A
5 .000 12/01/39 2,502,866
1,000,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .375 07/01/53 1,012,234
11,795,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 11,844,309
6,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 6,621,698
15,935,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/42 16,167,645
7,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 8,508,383
1,000,000 Pinal County Electrical District 4, Arizona, Electric System
Revenue Bonds, Refunding  Series 2015 - AGM Insured
4 .000 12/01/38 1,001,360
500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .500 12/01/29 541,326
24,765,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 26,876,862
1,000,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/54 992,301
TOTAL ARIZONA 79,843,819
ARKANSAS - 0.8% (0.5% of Total Investments)
5,020,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,209,804
6,550,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 6,924,490
3,500,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,384,731
5,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 4,889,927
1,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 985,662
2,055,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Series 2013
4 .875 12/01/43 2,037,496
TOTAL ARKANSAS 23,432,110
CALIFORNIA - 11.9% (7.1% of Total Investments)
3,500,000 (c) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
0 .000 10/01/52 1,954,617
2,665,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5 .000 10/01/52 2,860,934
2,945,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/27 2,704,061
7,150,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .010 09/01/28 6,353,090
2,455,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/32 1,873,831
105,000 (d) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0 .000 09/01/35 72,753

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 95,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000% 09/01/35 $ 63,675
1,055,000 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005 - AGM Insured
0 .000 07/01/35 719,254
60,000 (d) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B, (ETM)
0 .000 08/01/32 46,448
235,000 (d) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured, (ETM)
0 .000 08/01/32 181,920
1,405,000 Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured
0 .000 08/01/32 1,048,531
3,685,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B - FGIC
Insured
0 .000 08/01/31 2,900,198
4,505,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B - FGIC
Insured
0 .000 08/01/33 3,273,172
4,495,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 4,855,466
10,000,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32), (UB)
5 .000 05/01/54 10,795,443
9,000,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,812,309
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 10,208,755
2,855,000 (d) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 2,984,109
16,665,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 17,092,377
2,275,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
4 .000 11/15/42 2,245,392
5,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/54 5,294,938
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 5,053,968
3,250,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 3,271,328
2,930,000 (b) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,799,114
3,410,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4 .000 06/01/51 2,640,461
1,500,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 1,510,596
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 495,353
3,550,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 3,551,471
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 1,007,503
17,715,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 17,902,028
10,237 (e),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/30 10,237

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 28,037 (e),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500% 07/01/39 $ 28,037
4,890,000 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B - NPFG Insured
0 .000 08/01/26 4,646,658
1,000,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Series 2005A - FGIC
Insured
0 .000 08/01/30 827,352
1,000,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4 .000 12/01/58 777,236
3,010,000 El Camino Community College District, California, General
Obligation Bonds, Election of 2002 Series 2012C
0 .000 08/01/25 2,941,567
3,500,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,519,552
9,930,000 (d) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Series 2015A, (Pre-refunded 6/01/25)
5 .000 06/01/45 10,040,165
3,500,000 (d) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,331,641
1,260,000 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series
2007 - AGM Insured
0 .000 09/01/35 857,211
5,240,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - AGM Insured
0 .000 08/01/30 4,394,610
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC Insured
0 .000 08/01/32 1,939,593
5,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0 .010 06/01/36 2,276,798
5,000,000 Kern Community College District, California, General Obligation
Bonds, Safety, Repair & Improvement, Election 2002 Series 2006
- AGM Insured
0 .000 11/01/24 5,000,000
1,045,000 Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2001B - NPFG Insured
0 .000 08/01/31 835,091
9,140,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5 .000 05/15/41 9,167,446
12,835,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/46 13,414,203
40,000 (d) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/46 44,033
5,955,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 5,863,017
2,700,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,361,444
2,200,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 2,805,507
1,170,000 Ontario Redevelopment Financing Authority, San Bernardino
County, California, Revenue Bonds, Redevelopment Project 1,
Refunding Series 1995 - NPFG Insured
7 .400 08/01/25 1,196,249
4,930,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/42 2,366,731
6,000,000 (d) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 4,253,862

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0 .000% 08/01/41 $ 1,034,237
5,000,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A - AGM
Insured
7 .350 08/01/41 5,977,802
5,000,000 Riverside County Asset Leasing Corporation, California,
Leasehold Revenue Bonds, Riverside County Hospital Project,
Series 1997 - NPFG Insured
0 .000 06/01/25 4,907,131
4,615,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/38 2,623,112
10,990,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 11,436,892
10,175,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 10,455,782
4,945,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/41 4,992,891
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/42 10,163,962
11,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/45 11,318,348
12,285,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/50 12,600,415
735,000 (b) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/43 766,173
2,000,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 2,004,365
15,350,000 (d) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5 .000 01/15/44 15,407,367
25,840,000 (d) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5 .000 01/15/50 25,936,572
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/41 5,057,110
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/47 5,028,143
14,985,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G - AGM Insured
0 .000 08/01/40 7,879,871
6,660,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/43 2,507,663
2,460,000 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series
2008D - AGC Insured
0 .000 08/01/33 1,834,051
1,145,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2006C - AGM Insured
0 .000 11/01/30 944,189
1,175,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2010B - AGM Insured
0 .000 11/01/35 788,376
2,410,000 Victor Elementary School District, San Bernardino County,
California, General Obligation Bonds, Series 2002A - FGIC
Insured
0 .010 08/01/26 2,286,126
3,750,000 (c) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0 .000 08/01/36 4,184,489
TOTAL CALIFORNIA 356,606,402

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO - 14.4% (8.7% of Total Investments)
$ 2,325,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000% 12/01/51 $ 2,262,747
4,350,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,850,466
3,000,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 3,045,555
2,000,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022 4 .000 12/01/48 1,953,483
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 997,659
4,195,000 (d) Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4 .000 12/15/34 4,305,829
5,500,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 5,829,376
1,627,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 1,630,925
2,165,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,415,348
6,314,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
California, General Obligation Bonds, Limited Tax Refunding
Series 2020A-1
5 .000 12/01/47 6,118,570
1,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5 .000 12/01/50 1,433,270
2,945,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 2,950,596
1,715,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3 .625 08/01/46 1,428,172
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Liberty Common Charter School, Series
2014A
5 .000 01/15/44 497,792
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Peak-to-Peak Charter School, Refunding
Series 2014
5 .000 08/15/30 1,000,949
3,915,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 - Frontier
Academy, Refunding & Improvement Series 2016
3 .250 06/01/46 3,020,419
545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University Corporation for Atmospheric Research Project,
Refunding Series 2017
3 .625 09/01/31 545,925
1,200,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/36 1,203,408
1,600,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/37 1,601,276
5,460,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 5,363,068
17,905,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 17,041,773
11,090,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 10,429,623
4,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 4,630,257
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 5,147,990
5,395,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 4,953,278
10,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 9,396,926
2,725,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 2,998,683

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 2,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250% 11/01/52 $ 2,462,438
2,670,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/28 2,694,979
6,425,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/40 6,485,107
1,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,403,432
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 5,286,682
2,445,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 2,575,197
3,785,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 4,043,938
4,535,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/44 4,729,147
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/37 3,325,478
2,100,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 2,099,915
950,000 (d) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C, (Pre-refunded 3/01/28) - BAM Insured
5 .000 03/01/43 1,017,601
710,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C - BAM Insured
5 .000 03/01/43 734,699
2,360,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 2,342,008
3,420,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R
4 .000 03/15/45 3,372,587
4,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4 .000 03/15/41 4,004,950
7,250,000 (d) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 7,505,577
9,090,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .010 12/01/31 5,137,551
3,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
4 .125 11/15/53 3,083,765
8,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/53 8,899,244
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 3,694,514
2,790,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 3,099,281
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 5,149,961
17,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 17,386,929
11,750,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 11,934,894
9,040,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .250 12/01/48 9,340,329
4,095,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 4,185,814
2,005,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 2,005,336

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 5,130,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/30 $ 5,232,009
3,900,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 3,945,626
3,000,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 2,984,170
385,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/35 250,535
150,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/37 88,799
75,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/38 42,177
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/39 10,646
110,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 52,125
18,380,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0 .000 09/01/25 17,854,330
1,045,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 884,138
2,175,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .010 09/01/30 1,763,979
25,050,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .010 09/01/31 19,448,622
23,305,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 17,307,537
100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 70,860
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .010 09/01/38 6,328,868
385,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 338,139
60,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 37,628,682
2,200,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds, Improvement
Series 2020A - AGM Insured
4 .000 12/01/49 2,132,354
8,000,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 8,314,090
1,000,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 1,005,150
3,550,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,461,963
2,000,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/45 1,958,800
3,935,000 Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/50 3,759,138
2,545,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6 .000 12/01/52 2,396,214
1,305,000 Goldsmith Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2021 - AGM Insured
4 .000 12/01/51 1,239,887
3,130,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,070,559
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .125 12/01/50 998,251

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 1,355,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250% 12/01/49 $ 1,355,806
1,500,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .375 12/01/53 1,503,770
1,860,000 (d) Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, (Pre-refunded 12/01/25)
4 .000 12/01/40 1,879,001
1,750,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .000 12/01/53 1,865,643
9,520,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series 2021
4 .000 07/01/46 9,362,061
3,250,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series 2021
4 .000 07/01/51 3,125,656
1,565,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/36 1,580,205
2,100,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/46 2,100,685
8,000,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000 12/01/46 8,044,736
2,235,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/38 2,244,328
5,300,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 4,578,848
700,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 843,303
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/36 776,603
1,050,000 Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016 - BAM Insured
5 .000 12/01/32 1,088,533
1,000,000 Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016 - BAM Insured
4 .125 12/01/37 1,004,827
1,500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024A
4 .250 12/01/54 1,441,183
500,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 395,709
2,000,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,013,199
6,225,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 6,061,982
7,700,000 (b),(c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
0 .000 12/01/54 4,428,295
TOTAL COLORADO 432,316,737
CONNECTICUT - 1.3% (0.8% of Total Investments)
2,135,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 1,944,133
850,000 (b) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 782,977
5,355,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,391,165
14,775,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/34 15,524,539
6,410,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/37 6,702,166
6,000,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
5 .000 01/01/38 6,266,819

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CONNECTICUT (continued)
$ 3,730,000 University of Connecticut, General Obligation Bonds, Series
2020A
5 .000% 02/15/41 $ 3,992,578
TOTAL CONNECTICUT 40,604,377
DELAWARE - 0.6% (0.3% of Total Investments)
5,550,000 Delaware Economic Development Authority Retirement
Communities, Revenue Bonds, ACTS Retirement-Life
Communities Series 2023B
5 .250 11/15/53 5,738,220
800,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 809,617
3,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/50 3,031,258
7,255,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5 .000 06/01/55 7,288,100
TOTAL DELAWARE 16,867,195
DISTRICT OF COLUMBIA - 2.7% (1.6% of Total Investments)
325,000 District of Columbia Housing Finance Agency, GNMA
Collateralized Single Family Mortgage Revenue Bonds, Series
1988E-4, (AMT)
6 .375 06/01/26 325,669
51,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 12,844,620
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/44 1,900,778
5,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5 .000 10/01/47 5,142,429
3,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 2,768,654
5,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4 .000 10/01/52 4,725,771
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 1,264,184
5,000,000 (d) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 5,336,466
15,800,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/43 16,151,836
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,098,229
8,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/46 8,282,726
7,400,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 7,796,120
3,485,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .500 10/01/54 3,781,509
4,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,335,473
TOTAL DISTRICT OF COLUMBIA 79,754,464
FLORIDA - 10.3% (6.2% of Total Investments)
1,480,000 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding
Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/37 1,481,102
450,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 450,031
2,260,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 2,260,031
8,280,000 Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT)
5 .000 10/01/44 8,491,485

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 3,465,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750% 08/15/49 $ 3,437,521
3,250,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 3,394,977
4,485,000 Florida Department of Transportation, Florida, Right-of-Way
Acquisition and Bridge Construction Series 2018A
4 .000 07/01/42 4,488,890
175,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5 .000 09/15/40 168,310
2,000,000 (b) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2019, (AMT)
5 .000 05/01/29 2,036,648
5,000,000 (a) Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, Tampa General Hospital Project, Series 2024A,
(UB)
5 .250 08/01/55 5,223,576
3,975,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 4,217,767
4,200,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 4,262,166
8,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 9,136,719
10,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 10,606,402
11,665,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .250 07/01/47 12,249,869
12,710,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 13,237,812
5,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 5,266,906
16,630,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 17,137,233
31,985,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 32,528,956
5,000,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/43 5,111,341
10,305,000 Hillsborough County Aviation Authority, Florida, Tampa
International Airport Customer Facility Charge Revenue Bonds,
Series 2015A
5 .000 10/01/44 10,306,596
10,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/55 8,958,759
825,000 (b) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/54 774,412
1,500,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/53 1,600,095
9,820,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/44 9,823,257
2,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5 .125 07/01/46 1,758,388
10,000,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5 .250 03/01/53 10,863,085

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 2,930,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2012A
5 .000% 04/01/42 $ 2,930,364
8,070,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A
5 .000 04/01/45 8,089,842
10,050,000 (a) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5 .000 04/01/53 10,277,128
1,500,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital, Refunding Series
2017
5 .000 08/01/42 1,525,396
5,000,000 Miami-Dade County School District, Florida, General Obligation
Bonds, School Series 2022A - BAM Insured
5 .000 03/15/52 5,317,507
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 3,018,871
13,385,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 13,597,121
7,000,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2021A-2 - AGM Insured
4 .000 10/01/49 6,777,071
1,005,000 (a) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,060,082
1,315,000 (b) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 1,326,663
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5 .000 07/01/51 5,282,881
6,035,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B
4 .000 10/01/49 5,744,965
3,500,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2021
4 .000 10/01/46 3,415,001
7,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 6,572,945
2,360,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 2,428,289
3,260,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement - Life
Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 3,343,088
1,665,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5 .750 05/01/35 1,672,632
4,635,000 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds,
Recovery Zone Facility Bond Series 2014B
5 .000 09/01/43 4,640,717
2,500,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 2,569,639
2,000,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5 .000 08/15/42 2,049,518
9,770,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5 .000 08/15/47 9,964,958
705,000 (b) Southeast Overtown/Park West Community Redevelopement
Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1
5 .000 03/01/30 705,731
1,500,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5 .250 07/01/44 1,500,906
7,545,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
5 .000 07/01/50 7,741,571
130,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
0 .000 05/01/40 130,537
195,000 (e) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6 .610 05/01/40 2
1,000,000 Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Three
Project Series 2024
6 .000 05/01/55 1,015,181
1,500,000 (g) Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 1,534,199

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 6,510,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5 .000% 06/01/45 $ 6,511,350
TOTAL FLORIDA 310,016,489
GEORGIA - 2.9% (1.7% of Total Investments)
1,890,000 (c) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
0 .000 12/15/48 1,580,394
1,775,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/40 1,790,945
1,400,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,420,638
14,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
(AMT)
5 .000 07/01/52 14,420,120
2,600,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/47 2,628,681
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,644,422
3,575,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/51 3,370,970
390,000 Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 1996 - NPFG Insured
5 .500 08/15/26 398,800
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 1,900,495
3,500,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 3,430,463
3,285,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 3,385,109
23,200,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/49 24,820,100
10,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 9,968,881
10,260,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .000 07/01/60 10,263,384
3,465,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2022A
5 .000 04/01/42 3,706,178
TOTAL GEORGIA 85,729,580
GUAM - 0.5% (0.3% of Total Investments)
2,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/34 2,016,159
1,720,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 1,707,198
2,915,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 2,862,030
245,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/27 251,442
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,253,721
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,039,056
2,260,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 2,299,357
1,175,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,176,534
355,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/33 363,947
TOTAL GUAM 13,969,444

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HAWAII - 0.9% (0.6% of Total Investments)
$ 6,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2017B, (AMT)
4 .000% 03/01/37 $ 5,403,397
7,500,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5 .000 07/01/45 7,518,219
6,000,000 Hawaii State, Airport System Revenue Bonds, Series 2022, (AMT) 5 .000 07/01/38 6,341,068
5,000,000 Hawaii State, General Obligation Bonds, Series 2017FK 4 .000 05/01/35 5,043,991
3,720,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5 .000 07/01/48 4,012,012
TOTAL HAWAII 28,318,687
IDAHO - 1.1% (0.7% of Total Investments)
9,495,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5 .000 09/01/47 10,079,667
11,205,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2017ID
5 .000 12/01/46 11,412,429
1,700,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 1,714,738
5,585,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/46 5,351,476
1,155,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
4 .750 09/01/26 1,155,383
310,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 310,148
3,000,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 2,756,466
TOTAL IDAHO 32,780,307
ILLINOIS - 14.4% (8.6% of Total Investments)
6,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 6,213,367
2,170,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5 .000 12/01/42 2,133,512
1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5 .000 12/01/46 1,467,726
9,250,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 9,452,397
2,400,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6 .500 12/01/46 2,477,290
11,295,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7 .000 12/01/46 12,050,200
10,130,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .010 12/01/24 10,094,697
7,140,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/25 6,841,415
4,325,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .010 12/01/29 3,529,162
4,235,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/31 3,150,151
8,845,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 9,052,350
10,285,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 10,469,130
6,745,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2015C
5 .000 01/01/46 6,757,650
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016F - BAM Insured
4 .250 01/01/47 1,991,543
4,000,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 3,971,693

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .250% 01/01/53 $ 5,194,199
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A - AGM Insured
5 .500 01/01/53 5,288,363
8,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 8,526,486
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5 .500 01/01/59 2,194,629
4,115,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0 .010 01/01/33 2,930,312
29,600,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0 .000 01/01/38 16,258,999
11,675,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A
6 .000 01/01/38 12,099,518
4,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 4,091,389
12,870,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 13,225,741
11,575,000 (a) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .500 01/01/49 11,894,946
6,245,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Series 2001A - NPFG Insured
5 .500 01/01/30 6,586,673
1,130,000 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001
- AMBAC Insured
5 .750 11/01/30 1,197,921
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,574,377
3,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2016A
5 .000 11/15/31 3,105,389
500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/34 515,567
4,550,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/35 4,678,088
5,000,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .450 11/01/36 5,086,989
815,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 815,053
2,785,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 2,789,664
410,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 413,261
1,930,000 (a) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (UB)
5 .000 05/01/45 1,943,770
12,025,000 (a),(d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (Pre-refunded 5/01/25), (UB)
5 .000 05/01/45 12,110,793
2,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/33 2,587,349
10,000,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/46 10,081,876
10,745,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,802,141
560,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/35 564,215
6,245,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 6,263,569
10,000,000 (a) Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (UB)
5 .000 08/15/47 10,477,772
2,670,000 (d) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, (Pre-refunded 10/01/25)
5 .000 10/01/46 2,712,226
15,030,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2023A
5 .250 05/15/54 16,221,006
1,900,000 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care
Center I Inc., Series 2001
5 .950 02/20/36 1,902,026
1,830,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/32 1,840,008
450,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000 12/01/39 461,188
5,705,000 Illinois State, General Obligation Bonds, February Series 2014 5 .250 02/01/33 5,724,425

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,815,000 Illinois State, General Obligation Bonds, February Series 2014 5 .250% 02/01/34 $ 5,834,800
2,000,000 (d) Illinois State, General Obligation Bonds, February Series 2014,
(Pre-refunded 1/14/25)
5 .000 02/01/39 2,005,814
3,500,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/29 3,562,565
8,250,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 8,371,142
4,200,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/27 4,307,253
2,000,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 2,186,812
785,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 847,490
16,485,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 17,183,503
1,635,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,749,764
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,735,165
3,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,257,285
4,585,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .250 05/01/43 4,913,581
4,525,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 4,887,577
1,500,000 Illinois State, General Obligation Bonds, November Series 2016 5 .000 11/01/37 1,526,514
3,510,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 3,644,295
8,865,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 9,764,290
4,685,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 4,715,031
7,770,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 7,642,693
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,654,452
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/45 5,509,088
1,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 1,897,230
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 1,009,023
4,780,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,837,732
10,775,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Refunding Series
1996A - NPFG Insured
0 .000 12/15/24 10,724,064
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .010 12/15/34 3,392,299
1,100,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .010 12/15/35 714,310
3,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/41 1,874,089
835,000 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A, (ETM)
7 .000 07/01/26 867,375
1,350,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Refunding Series 2020B - BAM Insured
4 .000 04/01/41 1,281,632
2,495,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 2,671,172
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A - BAM Insured
4 .000 01/01/44 2,463,836
2,250,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5 .000 03/01/29 2,259,300
3,505,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5 .000 03/01/40 3,512,722
TOTAL ILLINOIS 430,616,109

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
INDIANA - 1.5% (0.9% of Total Investments)
$ 1,480,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875% 06/01/55 $ 1,408,490
3,950,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 4,228,023
10,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A,
(UB)
5 .000 10/01/53 10,574,254
7,480,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
5 .000 12/01/40 7,513,474
4,500,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2012A
4 .000 10/01/42 4,331,736
2,605,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)
4 .650 07/01/49 2,632,516
8,150,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)
4 .750 07/01/54 8,227,188
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,087,270
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,608,213
1,660,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .000 01/01/54 1,752,550
TOTAL INDIANA 45,363,714
IOWA - 0.8% (0.5% of Total Investments)
2,550,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/41 2,173,425
2,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 1,568,621
2,505,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 2,507,373
9,535,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5 .000 12/01/50 10,897,224
6,235,000 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals
and Clinics, SUI Series 2022A
4 .000 09/01/36 6,302,564
TOTAL IOWA 23,449,207
KANSAS - 0.6% (0.4% of Total Investments)
6,770,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 6,863,037
7,600,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 7,677,709
3,625,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement and Refunding Series
2022A - AGM Insured
5 .250 09/01/52 3,864,170
TOTAL KANSAS 18,404,916
KENTUCKY - 0.8% (0.5% of Total Investments)
6,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 6,033,501
4,790,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .750 07/01/43 5,596,105
3,655,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .875 07/01/46 4,275,501
7,100,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 7,534,623
TOTAL KENTUCKY 23,439,730

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LOUISIANA - 3.6% (2.1% of Total Investments)
$ 3,820,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6 .000% 07/01/36 $ 3,822,124
3,130,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,210,021
4,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5 .000 10/01/44 4,062,536
7,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 7,087,125
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4 .000 05/15/49 9,401,619
6,530,000 (b) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6 .500 07/01/36 6,533,497
1,265,000 (d) Louisiana Public Facilities Authority, Hospital Revenue and
Refunding Bonds, Lafayette General Medical Center Project,
Series 2016A, (Pre-refunded 11/01/25)
5 .000 11/01/45 1,288,449
8,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 8,773,792
1,830,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/35 1,835,084
8,540,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 9,114,252
4,835,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 5,234,703
10,810,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 11,415,086
14,000,000 (d) Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2015A, (Pre-refunded 5/01/25)
4 .000 05/01/41 14,038,002
13,895,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, (AMT)
5 .000 01/01/45 13,895,047
1,200,000 (d) New Orleans, Louisiana, Water Revenue Bonds, Refunding Series
2014, (Pre-refunded 12/01/24)
5 .000 12/01/44 1,201,426
1,000,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 1,019,067
5,655,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 12/01/40 5,713,472
TOTAL LOUISIANA 107,645,302
MAINE - 0.6% (0.4% of Total Investments)
3,820,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4 .000 07/01/41 3,306,027
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/41 2,994,339
2,800,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4 .000 07/01/46 2,359,330
4,595,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 4,540,096
2,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/48 2,978,170
1,290,000 Maine Turnpike Authority, Special Obligation Bonds, Series 2014 5 .000 07/01/33 1,291,259
1,020,000 Maine Turnpike Authority, Special Obligation Bonds, Series 2014 5 .000 07/01/34 1,020,953
TOTAL MAINE 18,490,174

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MARYLAND - 6.8% (4.1% of Total Investments)
$ 1,780,000 Anne Arundel County, Maryland, FNMA Multifamily Housing
Revenue Bonds, Glenview Gardens Apartments Project, Series
2009, (Mandatory Put 1/01/27)
5 .000% 01/01/28 $ 1,782,632
1,180,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages of Dorchester & Farmington Village Projects,
Series 2013
5 .000 07/01/32 1,180,772
1,000,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3 .625 01/01/37 937,626
2,220,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
5 .000 01/01/37 2,238,933
9,215,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 9,216,479
4,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Subordinate Series 2017A
5 .000 07/01/46 4,071,100
1,430,000 (d) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 1,481,420
2,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 2,501,861
6,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 6,139,773
1,450,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,414,963
525,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5 .000 06/15/30 525,395
425,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5 .000 06/15/33 425,278
1,270,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,259,461
240,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 241,159
1,895,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 1,901,293
250,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .125 06/01/43 250,488
2,000,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .625 06/01/46 1,649,889
350,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .875 06/01/46 295,093
450,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 444,671
738,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 746,472
3,000,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/37 3,005,288
1,750,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/45 1,679,865
286,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5 .700 07/01/29 286,543
1,245,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/35 1,228,234
370,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 329,189
110,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 106,364
2,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 2,047,462

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000% 01/01/36 $ 1,019,273
1,500,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
4 .000 06/01/34 1,469,553
1,550,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 1,550,502
1,995,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
4 .625 10/01/28 1,997,113
2,995,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 2,999,221
1,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Woodfield Oxford Square Apartments, Series 2017
5 .000 12/01/42 1,021,232
1,290,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2016
5 .000 04/01/46 1,197,109
1,710,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/36 1,709,879
1,500,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .125 02/15/34 1,448,016
1,550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .375 02/15/39 1,485,209
850,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .500 02/15/47 794,027
2,125,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/31 2,119,863
1,640,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/34 1,590,835
1,220,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2 .800 07/01/45 880,909
1,195,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
3 .900 07/01/40 1,152,290
680,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3 .550 07/01/42 604,620
700,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2 .350 07/01/45 460,978
1,445,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3 .000 03/01/42 1,209,082
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020D
2 .100 09/01/40 1,452,556
2,570,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
2 .000 09/01/43 1,661,271
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3 .350 07/01/49 1,689,822
1,000,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3 .450 12/15/31 993,812
1,000,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/31 1,042,758
1,125,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/32 1,170,803
3,360,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 3,478,649

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MARYLAND (continued)
$ 1,600,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000% 07/01/39 $ 1,528,608
1,250,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/48 1,031,178
1,080,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 848,123
3,725,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5 .000 06/01/58 3,774,668
5,810,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5 .750 09/01/25 5,855,379
2,000,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 1,297,500
1,100,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/36 1,114,849
470,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 470,155
585,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 561,349
385,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5 .000 06/01/27 385,176
500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5 .000 06/01/34 500,080
1,510,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5 .000 07/01/33 1,510,421
495,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project,
Refunding Senior Lien Series 2015
5 .000 07/01/39 496,577
1,110,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3 .600 07/01/35 1,059,301
780,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016 - AGM Insured
5 .000 06/01/43 788,432
990,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4 .000 07/01/32 988,615
2,470,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4 .250 07/01/35 2,448,880
1,740,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5 .000 07/01/45 1,746,612
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
2001 - AMBAC Insured
5 .000 07/01/27 1,008,010
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
2001 - AMBAC Insured
5 .000 07/01/34 1,008,078
145,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Medical
Institutions, Series 1996 - AMBAC Insured
5 .500 07/01/26 146,161
250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 255,080
4,820,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 4,894,562
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 91,150

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MARYLAND (continued)
$ 1,450,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000% 07/01/38 $ 1,464,057
600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 547,829
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,433,970
4,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 4,072,745
2,125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 2,167,015
4,090,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 4,137,566
1,000,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 830,035
1,100,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5 .000 07/01/37 1,107,567
1,200,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5 .000 07/01/44 1,175,566
265,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 266,390
500,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 499,304
1,340,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 1,373,082
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System Issue, Series
2015A
4 .000 05/15/40 2,470,667
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,177
4,375,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 4,374,913
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/33 1,036,138
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/44 1,014,667
1,500,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-
refunded 7/01/25)
4 .000 07/01/35 1,507,528
1,125,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-
refunded 7/01/25)
5 .000 07/01/40 1,137,998
2,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 2,887,329
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
4 .000 10/01/45 918,556
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
5 .000 10/01/45 1,250,028
175,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/36 176,713
525,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/35 540,218
1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/42 1,028,987
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/38 2,508,020
4,260,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 4,338,862
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2015
5 .000 07/01/35 1,010,167

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MARYLAND (continued)
$ 5,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000% 07/01/39 $ 5,664,876
1,000,000 (d) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016, (Pre-refunded 5/01/26)
5 .000 05/01/35 1,031,521
6,250,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 6,466,443
7,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 6,722,120
1,500,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .875 07/01/39 1,425,553
6,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 5,767,259
320,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 320,303
1,050,000 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017
5 .250 04/01/37 1,052,309
1,300,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .125 07/01/39 1,307,232
2,200,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 2,215,038
1,854,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 1,856,922
795,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series
2017A-2
5 .000 11/01/31 805,150
1,070,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/28 1,084,558
1,000,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 1,007,192
500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/42 494,156
1,000,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 955,277
1,000,000 (d) Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(ETM)
5 .000 01/01/29 1,080,877
500,000 (d) Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5 .000 01/01/32 540,438
TOTAL MARYLAND 202,969,347
MASSACHUSETTS - 0.8% (0.5% of Total Investments)
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/51 4,798,979
539,969 (b),(e) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
0 .000 10/15/37 54
677,039 (e) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2010
0 .000 10/15/37 68
825,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 826,415
3,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 3,058,317
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 5,000,943
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care, Series 2016I
4 .000 07/01/41 1,357,054
1,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,148,318
1,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,281,092

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,000,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2013B
4 .500% 06/01/56 $ 1,944,505
1,600,000 (a) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .900 12/01/59 1,619,097
4,485,000 (a) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .700 12/01/49 4,548,359
TOTAL MASSACHUSETTS 25,583,201
MICHIGAN - 3.5% (2.1% of Total Investments)
960,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 939,105
40,000 (d) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 41,516
4,180,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 4,380,413
2,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 2,085,598
10,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 9,249,341
10,125,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 9,413,208
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 4,619,326
3,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Fixed Rate Series 2022A-MI
4 .000 12/01/47 2,822,346
4,500,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 4,189,719
4,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 4,660,015
5,000,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6
4 .000 11/15/47 4,643,084
2,500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .700 10/01/54 2,556,971
2,450,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .650 12/01/49 2,475,969
10,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/34 10,130,849
1,000,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4 .000 02/15/44 982,334
8,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 7,891,517
6,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .500 11/15/49 6,735,647
7,500,000 (a) Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I, (UB)
5 .000 05/01/50 7,796,786
5,000,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/47 5,346,377
11,225,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/50 11,691,575
1,200,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 1,209,058
TOTAL MICHIGAN 103,860,754

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MINNESOTA - 2.9% (1.7% of Total Investments)
$ 310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000% 08/01/36 $ 294,055
750,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 677,423
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/37 483,071
6,905,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 6,993,822
11,925,000 (a) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A, (UB)
5 .000 02/15/53 12,071,522
1,925,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 1,963,183
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,108,577
725,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/43 729,247
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 407,709
2,010,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 2,011,931
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/31 1,053,054
1,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/38 1,346,232
3,420,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 3,494,583
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 4,069,843
2,295,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/41 2,355,675
470,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/32 481,055
450,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/35 459,117
580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/37 590,590
750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/41 759,526
2,745,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 2,888,750
1,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
3 .750 03/01/38 1,271,794
1,460,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/41 1,457,395
2,150,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017
4 .000 03/01/48 2,061,492
270,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A
3 .000 08/01/36 243,200

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MINNESOTA (continued)
$ 190,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000% 08/01/36 $ 171,140
2,910,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/41 3,148,799
5,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 5,334,157
2,380,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/44 2,343,858
2,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 2,062,435
1,520,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/50 1,496,980
1,395,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5 .000 12/01/39 1,407,640
2,625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/40 2,653,926
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/43 1,259,345
780,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 766,698
2,205,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .500 09/01/36 2,247,909
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,535,761
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 2,541,324
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 479,421
1,745,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .000 05/01/33 1,701,398
1,000,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .125 05/01/48 876,849
2,245,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,264,492
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5 .000 12/01/43 792,866
750,000 (d) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/29 763,267
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/54 2,009,823
TOTAL MINNESOTA 86,130,934
MISSISSIPPI - 0.8% (0.5% of Total Investments)
1,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/36 1,515,786
6,000,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 6,033,370
15,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 15,525,516
TOTAL MISSISSIPPI 23,074,672

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MISSOURI - 4.9% (2.9% of Total Investments)
$ 1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000% 08/01/28 $ 940,804
2,010,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
3 .625 05/01/30 2,001,465
1,945,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
4 .000 03/01/42 1,939,766
5,640,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 5,768,385
2,965,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/39 3,040,656
13,250,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 13,532,945
11,950,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 12,117,011
400,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5 .000 04/01/46 366,953
7,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 6,452,374
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/28 4,454,126
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 4,293,217
6,185,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 6,044,580
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 887,606
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/34 1,021,736
11,010,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/46 10,765,510
1,045,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/44 1,045,312
11,090,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 11,091,277
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,069,122
6,265,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 6,356,253
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 9,389,110
1,800,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,752,535
7,815,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 7,410,220
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 1,846,568
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5 .000 06/01/48 3,555,517
7,925,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 7,965,390
4,370,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 4,392,272

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MISSOURI (continued)
$ 725,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000% 10/01/36 $ 730,395
3,510,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
5 .000 10/01/47 3,577,302
6,440,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .650 11/01/49 6,508,200
1,185,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .700 11/01/54 1,189,234
1,330,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/37 1,372,566
1,140,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/38 1,173,660
375,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 375,384
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .125 09/01/48 1,005,280
TOTAL MISSOURI 147,432,731
MONTANA - 0.4% (0.3% of Total Investments)
2,090,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 2,107,024
3,315,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000 06/01/48 3,384,072
6,830,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 7,367,416
TOTAL MONTANA 12,858,512
NEBRASKA - 0.1% (0.1% of Total Investments)
1,625,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/40 1,604,735
1,635,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4 .125 11/01/36 1,626,493
1,000,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 1,006,526
TOTAL NEBRASKA 4,237,754
NEVADA - 1.1% (0.6% of Total Investments)
8,835,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 9,120,878
7,500,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4 .000 07/01/49 7,029,487
9,000,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Series 2015
5 .000 06/01/32 9,010,698
5,000,000 (d) Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Series 2015, (Pre-refunded 12/01/24)
5 .000 06/01/39 5,005,944
2,400,000 Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017
4 .000 07/01/41 2,392,511
TOTAL NEVADA 32,559,518
NEW HAMPSHIRE - 0.6% (0.3% of Total Investments)
3,000,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B
4 .625 11/01/42 2,864,068
1,500,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3 .625 07/01/43 1,257,409
3,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2012
4 .000 07/01/32 3,415,650
4,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/35 4,141,652

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2020A - AGM Insured
5 .000% 08/01/59 $ 5,517,806
TOTAL NEW HAMPSHIRE 17,196,585
NEW JERSEY - 5.3% (3.2% of Total Investments)
5,000,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/40 5,239,886
1,965,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .000 01/01/31 1,967,223
1,865,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125 01/01/39 1,866,719
1,585,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125 07/01/42 1,586,234
6,030,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5 .000 11/01/25 6,125,055
2,000,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,112,589
6,770,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 7,215,809
2,410,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,326,006
5,275,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 5,114,191
2,020,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 2,074,417
3,340,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 3,424,108
8,155,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 8,181,038
4,890,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,320,488
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 933,739
21,120,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .010 12/15/28 18,392,895
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .010 12/15/32 7,502,886
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 14,386,672
25,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 16,358,785
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 18,747,888
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/32 1,488,654
1,690,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/33 1,706,981
2,840,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .000 06/15/45 2,850,836
2,800,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 2,936,734
2,460,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B 4 .000 01/01/34 2,507,330
5,250,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B, (UB)
5 .250 01/01/52 5,747,254
7,810,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5 .000 11/01/45 8,085,568
3,215,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 3,342,279

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,405,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000% 06/01/46 $ 1,431,680
1,200,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 1,203,779
TOTAL NEW JERSEY 160,177,723
NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5 .000 08/01/46 3,436,452
7,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 6,605,377
2,195,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 2,272,360
TOTAL NEW MEXICO 12,314,189
NEW YORK - 12.1% (7.3% of Total Investments)
6,600,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/44 2,683,251
490,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .250 07/01/35 490,217
4,000,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4 .250 05/01/52 3,912,772
1,680,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
North Shore Long Island Jewish Obligated Group, Series 2015A,
(Pre-refunded 5/01/25)
4 .125 05/01/42 1,685,675
3,195,000 Dormitory Authority of the State of New York, Revenue Bonds,
North Shore Long Island Jewish Obligated Group, Series 2015A
5 .000 05/01/43 3,219,535
600,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/34 584,801
2,295,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 2,439,187
3,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 3,193,487
20,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 19,701,398
3,760,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5 .000 03/15/44 3,849,635
5,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 5,744,127
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,284,015
4,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
5 .250 11/15/54 4,396,517
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Refunding Series 2012A
0 .000 11/15/32 7,450,862
9,220,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A - BAM Insured
4 .000 11/15/48 8,822,074
2,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 1,914,255
8,715,000 (a) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2024A, (UB)
4 .000 04/01/54 8,416,728
500,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 331,250
1,000,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 662,500
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,990,732
6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-1
5 .250 06/15/54 6,707,459

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000% 05/01/40 $ 2,033,396
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,236,636
20,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4 .000 11/01/42 19,768,706
9,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4 .000 08/01/45 9,373,022
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 5,298,504
6,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
4 .000 05/01/51 6,081,207
3,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,477,778
2,060,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series B-1
5 .000 12/01/41 2,111,306
2,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
5 .000 03/01/43 2,131,069
3,000,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 3,174,047
2,000,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series
2015
5 .000 11/15/45 2,013,059
55,000 New York Counties Tobacco Trust I, Tobacco Settlement Pass-
Through Bonds, Series 2000B
6 .500 06/01/35 55,039
840,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 858,909
27,820,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 27,819,705
7,210,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2021A-1
4 .000 03/15/55 6,881,773
5,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Green Series
2023A
5 .000 03/15/63 5,290,208
13,370,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 14,056,266
4,120,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/50 4,314,781
2,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5 .000 03/15/46 2,138,122
19,000,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A
4 .000 03/15/47 18,483,766
14,390,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 14,311,497
28,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 28,798,937
6,115,000 (g) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .250 12/31/54 6,450,158
75,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 75,133
5,940,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 5,947,763
3,105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 3,297,460

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 10,060,000 (a) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000% 06/30/54 $ 10,330,769
8,305,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 8,693,501
6,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 6,329,834
2,790,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .000 06/30/49 2,869,596
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/39 3,132,403
3,050,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/33 3,113,419
1,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,228,904
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Taxable Two Hundred Forty First Series 2023
5 .000 07/15/53 10,698,074
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventeen Series 2019
5 .000 11/01/44 5,267,280
2,835,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 2,212,710
2,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 2,064,153
6,110,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5 .250 05/15/64 6,650,634
1,250,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/45 1,116,461
2,850,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,517,848
820,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5 .750 11/01/48 916,259
TOTAL NEW YORK 363,100,569
NORTH CAROLINA - 1.4% (0.8% of Total Investments)
2,500,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .500 07/01/47 2,687,361
7,555,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 7,555,041
4,160,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .700 07/01/50 4,180,663
11,145,000 North Carolina Medial Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2020A
4 .000 07/01/49 10,771,045
1,570,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5 .000 10/01/31 1,585,350
1,655,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016
5 .000 11/01/37 1,674,306
500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 508,388
11,480,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 11,821,998

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 1,100,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2019A
4 .000% 06/01/44 $ 1,085,911
TOTAL NORTH CAROLINA 41,870,063
NORTH DAKOTA - 0.3% (0.2% of Total Investments)
5,000,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
4 .000 12/01/47 4,388,558
520,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured
5 .000 12/01/53 536,449
700,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 685,068
1,350,000 (a) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4 .750 01/01/52 1,359,331
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/48 2,958,131
TOTAL NORTH DAKOTA 9,927,537
OHIO - 3.9% (2.4% of Total Investments)
6,250,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/46 6,313,401
6,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/36 6,024,866
22,740,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .010 06/01/57 2,112,794
790,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 708,949
5,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 4,974,148
3,960,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/34 3,769,003
3,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/35 2,831,588
2,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 2,014,499
2,000,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 1,998,501
1,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 1,008,215
4,795,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 4,269,113
5,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 5,099,986
3,780,000 (b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,855,022
8,360,000 (d) Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake
Hospital System, Inc., Refunding Series 2015, (Pre-refunded
8/15/25)
5 .000 08/15/45 8,459,931
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/33 1,999,983
5,500,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 5,445,765
4,200,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 4,119,947

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
OHIO (continued)
$ 1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750% 06/01/33 $ 1,047,774
1,500,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4 .000 10/01/50 1,307,909
2,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/52 1,724,596
4,350,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2015A
5 .000 12/01/44 4,374,168
3,710,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 4,244,517
3,375,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/38 3,397,435
16,325,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/43 16,917,779
5,450,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 5,710,367
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,568,527
3,770,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 3,751,005
6,000,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/53 6,382,355
TOTAL OHIO 118,432,143
OKLAHOMA - 0.4% (0.2% of Total Investments)
1,700,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,735,416
1,800,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,855,428
6,815,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2017C
5 .000 01/01/47 6,992,115
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,018,218
TOTAL OKLAHOMA 11,601,177
OREGON - 2.6% (1.6% of Total Investments)
1,500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 1,573,985
2,435,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 2,536,634
725,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 726,191
4,875,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5 .000 01/01/48 4,896,877
3,180,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 3,207,384
2,410,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 2,516,833
1,500,000 Oregon Health and Science University, Revenue Bonds,
Refunding Series 2016B
5 .000 07/01/39 1,531,310
4,250,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 4,593,104

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
OREGON (continued)
$ 10,645,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000% 07/01/47 $ 10,744,441
15,440,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/46 15,597,628
30,870,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
4 .000 05/15/49 29,022,798
2,000,000 University of Oregon, General Revenue Bonds, Series 2018A 5 .000 04/01/48 2,059,418
TOTAL OREGON 79,006,603
PENNSYLVANIA - 6.8% (4.1% of Total Investments)
13,000,000 (a) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/56 13,283,596
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 989,811
1,765,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,714,613
3,800,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 3,961,168
345,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 362,872
3,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/37 3,644,494
8,385,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 8,645,397
16,515,000 (a) Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021, (UB)
5 .000 11/01/51 17,020,234
5,400,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/33 3,691,443
11,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/38 5,799,556
2,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/35 2,497,898
5,410,000 (a) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5 .000 09/01/48 5,493,451
13,150,000 (a) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B, (UB)
5 .000 05/01/57 13,490,009
3,430,000 (d) Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5 .250 01/15/45 3,440,772
235,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 235,918
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,012,695
7,730,000 (a) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024, (UB)
4 .000 08/01/54 7,511,268
2,000,000 (b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Covanta Project, Green Series
2019A, (AMT)
3 .250 08/01/39 1,635,935
4,000,000 (g) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
5 .000 11/01/54 4,155,546
9,575,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 9,320,093
12,000,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 12,079,807

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375% 12/01/38 $ 18,131,450
4,210,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/45 4,249,685
7,235,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5 .000 12/01/51 7,652,490
3,635,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/52 3,943,134
2,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1
5 .000 12/01/38 2,002,377
14,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 15,164,624
6,890,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1
5 .000 12/01/45 6,959,861
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 7,330,007
7,400,000 (a) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT), (UB)
5 .000 07/01/47 7,484,248
10,000,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2016 - BAM Insured
5 .000 08/15/38 10,093,086
TOTAL PENNSYLVANIA 202,997,538
PUERTO RICO - 2.5% (1.5% of Total Investments)
2,380,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 2,393,426
90,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 81,138
88,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 73,413
114,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 87,192
128,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 89,494
1,093,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 1,095,997
21,208,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 5,146,208
16,965,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 16,848,652
41,350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 41,445,097
3,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 3,264,112
3,875,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 3,839,013
20,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 19,200
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,985,096
TOTAL PUERTO RICO 76,368,038
RHODE ISLAND - 0.3% (0.2% of Total Investments)
3,320,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 3,350,933
30,175,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 4,886,823
TOTAL RHODE ISLAND 8,237,756
SOUTH CAROLINA - 5.3% (3.2% of Total Investments)
1,500,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/37 1,499,922
7,500,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/41 7,587,827
21,565,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/30 17,566,690

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,250,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000% 01/01/31 $ 976,238
6,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2016
5 .000 01/01/41 6,054,690
1,640,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Furman University,
Refunding Series 2015
5 .000 10/01/45 1,653,770
20,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 19,938,796
2,100,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 2,312,287
500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5 .750 11/15/54 530,576
10,060,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A
5 .000 12/01/46 10,469,049
1,000,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 1,025,649
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 2,380,426
13,220,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 13,430,940
9,135,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 9,159,852
9,750,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/46 9,884,044
9,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/56 9,081,311
2,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
4 .000 12/01/52 2,270,951
11,922,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4 .000 12/01/43 11,604,462
860,000 (d) South Carolina State Ports Authority, Revenue Bonds, Series
2015, (Pre-refunded 7/01/25), (AMT)
5 .250 07/01/55 870,201
4,140,000 (d) South Carolina State Ports Authority, Revenue Bonds, Series
2015, (Pre-refunded 7/01/25), (AMT)
5 .250 07/01/55 4,189,109
2,100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/48 2,127,766
2,750,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/55 2,775,597
10,000,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT)
5 .000 07/01/44 10,243,464
10,365,000 (a) South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/54 10,485,213
TOTAL SOUTH CAROLINA 158,118,830
SOUTH DAKOTA - 0.6% (0.4% of Total Investments)
3,750,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/44 3,960,286
5,915,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/40 6,068,051
3,500,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 3,502,351
5,165,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 5,207,262
TOTAL SOUTH DAKOTA 18,737,950

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TENNESSEE - 2.0% (1.2% of Total Investments)
$ 6,400,000 Cleveland Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Hamilton Health Care System, Inc. Project, Series
2024A
5 .250% 08/15/54 $ 6,905,193
9,000,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 9,334,184
17,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 17,317,684
1,350,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured
5 .500 07/01/54 1,457,107
6,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,516,694
3,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .250 05/01/48 3,241,969
4,500,000 (a) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 4,770,579
2,000,000 (a) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .500 07/01/52 2,148,277
3,505,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 3,593,582
2,005,000 (a) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 2,025,387
4,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006A
5 .250 09/01/26 4,087,620
TOTAL TENNESSEE 61,398,276
TEXAS - 13.5% (8.1% of Total Investments)
1,975,000 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016
5 .000 02/15/39 2,003,959
16,615,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/44 17,049,123
17,300,000 (a) Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT), (UB)
5 .000 11/15/48 17,668,494
3,000,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/38 3,033,702
13,705,000 (a) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A, (UB)
5 .000 11/15/45 13,819,997
1,450,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016
5 .000 11/15/41 1,481,841
800,000 (b),(g) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .500 09/01/54 795,281
4,390,000 Bastrop Independent School District, Bastrop County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/53 4,678,713
2,000,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding
Series 2015
5 .000 09/01/31 2,024,440
740,000 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
1 Project, Refunding Series 2024 - BAM Insured
5 .000 09/01/45 763,364
2,945,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/36 1,845,022
2,205,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/37 1,305,014
2,160,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/38 1,214,287
1,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/40 499,945
2,600,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/35 2,629,179

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 3,035,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000% 01/01/45 $ 3,069,060
1,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4 .350 12/01/42 955,150
1,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4 .400 12/01/47 926,169
2,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 2,107,846
1,680,000 (d) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 12/01/25)
5 .000 12/01/48 1,714,925
5,000,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,090,044
5,000,000 Deer Park Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2022
5 .000 08/15/47 5,355,184
5,185,000 (a) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5 .000 08/15/53 5,510,394
8,120,000 Fredericksburg Independent School District, Gillespie, Blanco,
and Kendall Counties, Texas, School Building Series 2022
5 .000 02/15/47 8,674,840
7,375,000 (a) Godley Independent School District, Texas, General Obligation
Bonds, School Building Series 2022, (UB)
5 .000 02/15/54 7,776,957
1,000,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C - AGM Insured
4 .000 10/01/49 957,837
5,295,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported
5 .000 10/01/48 5,457,189
4,960,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
Series 1995, (AMT)
4 .875 05/01/25 4,961,210
5,000,000 (a) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A, (UB)
5 .000 07/01/52 5,263,401
1,895,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
4 .000 12/01/45 1,814,138
4,850,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
5 .000 12/01/45 4,867,835
1,330,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5 .000 06/01/28 1,330,065
3,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5 .000 06/01/38 2,813,937
5,000,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000 09/15/48 4,835,820
5,150,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2016A
5 .000 08/15/41 5,253,992
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2018A
4 .000 08/15/48 4,795,452
510,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/41 232,393
1,020,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/42 441,408
1,255,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/43 515,762
3,305,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/44 1,290,629
4,460,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/45 1,647,974

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 6,500,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000% 11/15/47 $ 2,156,486
105,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/24 104,832
495,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/24 494,182
4,390,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 3,674,418
50,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 41,850
105,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 84,351
625,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 502,090
4,065,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/31 3,136,469
3,505,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/31 2,619,536
210,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 146,857
260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0 .000 11/15/33 169,967
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .010 11/15/34 1,249,779
1,130,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .010 11/15/36 603,863
4,370,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .010 11/15/38 2,040,500
2,260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .010 11/15/39 985,811
600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C
5 .000 11/15/33 600,228
400,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C
5 .000 11/15/34 400,082
3,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .010 11/15/41 1,440,509
1,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0 .010 11/15/33 590,205
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/53 5,295,782
5,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series
2018, (AMT)
5 .000 07/15/28 5,151,540
380,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5 .000 07/01/29 380,122
1,885,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2020A,
(AMT)
5 .000 07/01/27 1,926,647
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding
Series 2020B-2, (AMT)
5 .000 07/15/27 1,022,458
1,015,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 1,015,942
3,250,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/25 3,154,208
4,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/26 3,878,560

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 3,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000% 09/01/30 $ 2,508,163
12,030,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .010 09/01/31 9,209,416
1,470,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,074,230
8,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4 .000 08/15/37 8,010,288
2,275,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5 .000 08/15/40 2,293,703
1,750,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/35 1,764,356
4,660,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2020A
5 .000 05/15/50 4,818,634
9,180,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power Company,
Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 9,503,578
1,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,004,710
3,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 3,015,932
3,470,000 Midland, Texas, General Obligation Bonds, Refunding Series
2022B
5 .000 03/01/47 3,701,200
2,835,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,836,698
4,735,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
5 .000 04/01/46 4,735,295
245,000 (d) North Central Texas Health Facilities Development Corporation,
Hospital Revenue Bonds, Presbyterian Healthcare System, Series
1996A - NPFG Insured, (ETM)
5 .750 06/01/26 251,091
3,860,000 North Harris County Regional Water Authority, Texas, Water
Revenue Bonds, Refunding Senior Lien Series 2013
5 .000 12/15/33 3,863,048
4,030,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,894,504
8,470,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,331,974
7,000,000 (d) North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, (Pre-refunded
1/01/25)
6 .500 01/01/43 7,032,915
2,500,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0 .010 01/01/36 1,643,520
13,355,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A
5 .000 01/01/33 13,386,809
1,000,000 (d) North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, (Pre-refunded 1/01/25)
5 .000 01/01/35 1,002,382
2,500,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .125 01/01/44 2,570,725
1,425,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, Series 2010E
0 .000 10/01/35 961,175
1,250,000 (b),(g) Princeton, Texas, Special Assessment Revenue Bonds, Southridge
Public Improvement District Improvement Area 2 Project, Series
2024
5 .500 09/01/54 1,246,243

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 205,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125% 02/01/39 $ 201,103
2,500,000 San Antonio, Texas, Airport System Revenue Bonds, Refunding
Series 2012, (AMT)
5 .000 07/01/27 2,502,621
7,950,000 (a) San Antonio, Texas, Water System Revenue Bonds, Junior Lien
Series 2022B, (UB)
5 .250 05/15/52 8,549,562
5,000,000 Splendora Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
5 .000 02/15/54 5,310,113
1,925,000 Stephen F. Austin State University, Texas, Revenue Bonds,
Refunding & Improvement Series 2016
5 .000 10/15/42 2,008,413
7,500,000 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022
5 .000 08/15/40 8,202,150
5,675,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas,
Series 2022
4 .000 10/01/47 5,445,923
2,185,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D
5 .500 11/15/47 2,409,829
3,195,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Christus Health, Series 2022A
4 .000 07/01/53 3,062,963
2,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/41 2,034,002
1,575,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 1,618,707
8,330,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Senior Lien Series 2023, (AMT)
5 .500 12/31/58 8,943,918
15,985,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 16,209,466
1,875,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,907,966
10,000,000 (a) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A, (UB)
4 .000 10/15/42 10,013,929
2,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4 .000 10/15/51 2,399,101
2,670,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4 .250 10/15/51 2,664,301
10,000,000 (a) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 9,978,655
2,490,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2018
5 .000 09/01/40 2,494,995
125,000 Winter Garden Housing Finance Corporation, Texas, GNMA/
FNMA Mortgage-Backed Securities Program Single Family
Mortgage Revenue Bonds, Series 1994, (AMT)
6 .950 10/01/27 125,338
780,000 (d) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, (Pre-
refunded 8/15/25)
0 .000 08/15/50 269,501
1,000,000 (d) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0 .000 08/15/45 429,094
8,000,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/45 2,962,550
1,850,000 (d) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0 .000 08/15/50 639,202
4,370,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/50 1,227,339
TOTAL TEXAS 404,610,576

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTAH - 1.9% (1.1% of Total Investments)
$ 15,000,000 (a) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT), (UB)
5 .000% 07/01/42 $ 15,211,455
11,750,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018A, (AMT)
5 .000 07/01/43 11,972,027
15,665,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5 .000 07/01/46 16,200,995
1,645,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/53 1,736,249
4,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .500 07/01/53 4,609,060
1,705,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5 .000 06/15/39 1,696,162
1,670,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5 .000 06/15/50 1,577,777
3,180,000 (b) Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A
5 .000 06/15/49 2,983,823
TOTAL UTAH 55,987,548
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
3,825,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 3,974,375
1,800,000 (b) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000 09/01/33 1,808,811
2,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/27 2,023,745
2,240,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,242,431
TOTAL VIRGIN ISLANDS 10,049,362
VIRGINIA - 2.3% (1.4% of Total Investments)
285,000 Amherst Industrial Development Authority, Virginia, Revenue
Bonds, Sweet Briar College, Series 2006
5 .000 09/01/26 281,648
1,435,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 1,389,903
515,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 530,105
1,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage -
Cedar Ridge Project, Series 2007, (AMT)
4 .850 10/01/48 1,001,843
11,555,000 (a) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4 .000 07/01/52 11,273,388
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 386,932
2,300,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/47 2,189,467
6,250,000 Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022
5 .000 06/01/47 6,708,604
6,115,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 5,790,100
1,500,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 1,716,745
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .550 10/01/49 1,004,317
10,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 10,123,597
16,605,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 16,785,304

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
VIRGINIA (continued)
$ 9,625,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000% 12/31/47 $ 10,010,752
TOTAL VIRGINIA 69,192,705
WASHINGTON - 3.2% (1.9% of Total Investments)
2,375,000 (d) Grant County Public Utility District 2, Washington, Revenue
Bonds, Priest Rapids Hydroelectric Project, Refunding Series
2015A, (Pre-refunded 1/01/26)
5 .000 01/01/41 2,427,268
8,840,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 8,428,426
2,270,000 Port Everett, Washington, Revenue Bonds, Refunding Series 2016 5 .000 12/01/46 2,305,379
15,220,000 (a) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT), (UB)
5 .000 05/01/43 15,384,603
13,725,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 14,175,287
15,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A
4 .000 07/01/47 14,706,843
10,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023
5 .000 03/01/53 10,694,254
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,009,244
12,260,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
5 .000 10/01/45 12,296,112
6,200,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange
Purchase
3 .000 07/01/58 4,314,920
4,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 4,070,909
2,410,000 Washington State Higher Education Facilities Authority, Revenue
Bonds, Seattle University, Series 2020
4 .000 05/01/50 2,194,998
310,000 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5 .000 01/01/48 294,482
TOTAL WASHINGTON 95,302,725
WEST VIRGINIA - 0.2% (0.1% of Total Investments)
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 2,022,626
3,000,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
4 .000 06/01/43 2,944,984
TOTAL WEST VIRGINIA 4,967,610
WISCONSIN - 4.5% (2.7% of Total Investments)
3,235,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Note Series 2022-B4 - AGM Insured
5 .000 04/01/36 3,515,687
1,325,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5 .000 06/15/39 1,261,504
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/51 812,392
34,226 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 956
29,918 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 790
29,439 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 733
28,482 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 658
28,003 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 612

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 36,381 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/52 $ 739
35,902 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 691
34,705 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 628
33,987 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 582
33,269 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 542
1,810,675 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 1,381,338
36,859 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 565
35,902 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 521
34,944 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 482
34,226 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 444
33,748 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 412
32,790 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 379
32,072 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 352
31,354 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 328
30,876 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 303
33,269 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 303
400,670 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 3,308
59,473 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 1,795
58,635 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,638
58,216 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,538
57,797 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,438

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 56,960 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/50 $ 1,315
62,405 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 1,364
1,606,485 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,149,109
61,986 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 1,260
61,149 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 1,177
60,730 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 1,099
59,892 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 1,025
59,054 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 961
58,635 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 899
57,797 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 839
57,379 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 792
56,960 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 738
56,123 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 686
55,704 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 644
54,866 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 602
54,447 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 570
54,028 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 531
53,191 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 484
692,746 (b),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 5,720
5,455,000 Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A
4 .000 10/01/52 5,155,816
2,000,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .750 12/01/42 2,044,306

Portfolio of Investments October 31, 2024
(continued)
NAD

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,550,000 Public Finance Authority Wisconsin, Tax Exempt Pooled
Securities, Certificates Series 2024-2 Class A, (Mandatory Put
8/01/27)
4 .000% 08/01/59 $ 2,525,751
5,330,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000 06/15/64 5,374,835
4,210,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,320,022
3,000,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2024A
4 .250 04/01/52 2,949,007
2,545,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 2,447,825
10,715,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 10,428,397
5,810,000 (a) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B, (UB)
5 .250 12/01/48 6,201,949
1,690,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 1,449,903
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,471,100
10,345,000 (a) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, (UB)
5 .000 08/15/52 10,494,804
4,220,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4 .000 08/15/42 4,113,775
4,315,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System Inc Series
2024A
5 .500 02/15/54 4,667,044
11,440,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 11,465,849
7,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/46 6,971,185
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/47 1,738,592
10,235,000 (a) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022A, (UB)
5 .000 04/01/52 10,687,722
8,770,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019
4 .000 12/15/49 8,115,945
11,720,000 (a) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 11,819,340
12,500,000 (a) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,514,217
TOTAL WISCONSIN 135,118,857
TOTAL MUNICIPAL BONDS
(Cost $4,907,933,381) 4,993,955,890
TOTAL LONG-TERM INVESTMENTS
(Cost $4,908,463,992) 4,994,391,740
FLOATING RATE OBLIGATIONS - (12.2)% (364,940,000)
AMTP SHARES, NET - (24.2)%(h) (727,309,426)
MFP SHARES, NET - (15.2)%(i) (455,428,078)
VRDP SHARES, NET - (16.8)%(j) (503,842,949)
OTHER ASSETS & LIABILITIES, NET -   1.9% 56,542,538
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,999,413,825
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $228,532,099 or 4.6% of Total Investments.

(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) When-issued or delayed delivery security.
(h) AMTP Shares, Net as a percentage of Total Investments is 14.6%.
(i) MFP Shares, Net as a percentage of Total Investments is 9.1%.
(j) VRDP Shares, Net as a percentage of Total Investments is 10.1%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NEA
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 165.4% (100.0% of Total Investments)
6127327881 MUNICIPAL BONDS - 165 .4% ( 100 .0 % of Total Investments) 6127327881
ALABAMA - 1.3% (0.8% of Total Investments)
$ 15,520,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000% 11/15/46 $ 15,683,772
5,920,000 Autauga County Board of Education, Alabama, Special Tax
Warrants, Series 2021
4 .000 04/01/51 5,638,135
35,000 Birmingham Airport Authority, Alabama, Airport Revenue Bonds,
Series 2020 - BAM Insured
4 .000 07/01/35 35,340
4,250,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,290,740
9,910,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 10,736,835
4,900,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 3,631,987
2,410,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 2,552,712
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5 .500 01/01/53 1,077,951
5,310,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5 .250 05/01/44 5,403,534
TOTAL ALABAMA 49,051,006
ARIZONA - 2.2% (1.3% of Total Investments)
6,970,000 (b) Arizona Industrial Development Authority, (UB) 4 .650 10/01/48 7,021,867
1,150,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/47 1,155,350
1,965,000 (b) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .700 10/01/51 1,967,196
7,115,000 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015B - AGM Insured
5 .000 07/01/43 7,148,655
1,315,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/42 1,358,768
8,895,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4 .000 09/01/51 8,266,468
5,135,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 5,156,467
3,130,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017D
4 .000 01/01/48 3,021,991
6,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
4 .000 07/01/49 6,341,178
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,553,590
6,545,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 7,889,814
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/40 12,173,831
3,000,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/47 3,116,047
11,080,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 12,024,859
2,135,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 2,296,054
TOTAL ARIZONA 80,492,135

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ARKANSAS - 0.0% (0.0% of Total Investments)
$ 1,750,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000% 07/01/59 $ 1,692,366
TOTAL ARKANSAS 1,692,366
CALIFORNIA - 5.1% (3.1% of Total Investments)
3,335,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5 .000 10/01/52 3,580,194
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,776,932
3,450,000 Antelope Valley Joint Union High School District, Los Angeles
and Kern Counties, California, General Obligation Bonds, Series
2004B - NPFG Insured
0 .000 08/01/29 2,987,007
8,000,000 Beverly Hills Unified School District, Los Angeles County,
California, General Obligation Bonds, 2008 Election Series 2009
0 .000 08/01/33 5,990,112
2,250,000 (c) Burbank Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2013, Series 2015A, (Pre-
refunded 2/01/25)
5 .000 08/01/32 2,260,031
1,350,000 (c) Burbank Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2013, Series 2015A, (Pre-
refunded 2/01/25)
5 .000 08/01/33 1,356,019
50,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5 .000 06/01/49 50,825
7,615,000 California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/25 7,383,260
1,350,000 California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/39 730,733
1,500,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 1,521,146
965,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 971,413
5,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2017
4 .000 08/01/36 5,029,273
5,000 California State, General Obligation Bonds, Series 2004 - AMBAC
Insured
5 .000 04/01/31 5,009
9,130,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 9,226,391
15,104 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/30 15,104
19,389 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/35 19,389
23,267 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 23,267
10,445,000 Castaic Lake Water Agency, California, Certificates of
Participation, Water System Improvement Project, Series 1999a -
AMBAC Insured
0 .000 08/01/29 9,085,692
4,775,000 (c) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A - FGIC Insured, (ETM)
0 .000 08/01/25 4,661,124
7,775,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 5,597,005
910,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,074,695
5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC Insured
0 .000 08/01/32 3,879,185

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,500,000 Lincoln Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 1, Series 2005 - AMBAC
Insured
0 .000% 09/01/26 $ 1,402,854
995,000 (c) Los Angeles Department of Water and Power, California, Electric
Plant Revenue Bonds, Series 1994, (ETM)
5 .375 02/15/34 1,011,730
2,490,000 Madera Unified School District, Madera County, California,
General Obligation Bonds, Election 2002 Series 2005 - NPFG
Insured
0 .000 08/01/27 2,287,530
10,335,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 10,175,363
5,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 7,013,768
14,100,000 New Haven Unified School District, California, General
Obligation Bonds, Refunding Series 2009 - AGC Insured
0 .000 08/01/34 10,064,008
2,500,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B
0 .000 08/01/29 2,157,422
375,000 Ontario Redevelopment Financing Authority, San Bernardino
County, California, Revenue Bonds, Redevelopment Project 1,
Refunding Series 1995 - NPFG Insured
7 .400 08/01/25 383,413
1,745,000 (c) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 1,997,349
1,490,000 (c) Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B - NPFG Insured, (ETM)
5 .000 08/15/34 1,646,334
1,000,000 Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Series 2005B - AGM
Insured
0 .000 08/01/29 867,015
9,320,000 Palomar Pomerado Health, California, General Obligation Bonds,
Series 2009A - AGC Insured
0 .000 08/01/33 6,554,266
1,800,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A
0 .000 08/01/28 1,615,064
4,080,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 4,201,863
10,595,000 (c) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5 .000 01/15/44 10,634,597
32,725,000 (c) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5 .000 01/15/50 32,847,303
2,965,000 San Juan Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2004A - NPFG Insured
0 .000 08/01/28 2,646,644
4,005,000 San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election of 2000, Series
2002B - FGIC Insured
0 .000 09/01/26 3,800,742
15,750,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G - AGM Insured
0 .000 08/01/39 8,710,089
5,000,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/46 1,584,467
6,570,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/47 1,961,276
20,990,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed, Capital Appreciation Bonds, San Diego
County Tobacco Asset Securitization Corporation, Refunding
Senior Series 2019B-Class 2
0 .010 06/01/54 4,174,294
2,630,000 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Series 2001B - FGIC Insured
0 .000 09/01/25 2,564,489
TOTAL CALIFORNIA 189,525,686

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO - 15.0% (9.1% of Total Investments)
$ 1,815,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000% 12/01/51 $ 1,766,402
6,600,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 5,842,086
2,500,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 2,529,995
1,610,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022 4 .000 12/01/48 1,572,554
2,220,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022 4 .000 12/01/52 2,128,704
3,315,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien Series
2021
4 .000 08/01/46 3,194,573
2,000,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien Series
2021
4 .000 08/01/51 1,916,956
9,000,000 Boulder Valley School District RE2, Boulder County, Colorado,
General Obligation Bonds, Series 2019A
4 .000 12/01/48 8,722,840
3,010,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/42 3,257,424
7,975,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 8,466,262
1,150,000 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020 - AGM Insured
4 .000 12/01/50 1,057,663
1,060,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 1,036,654
1,575,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,557,167
3,620,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 3,438,216
1,445,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,612,092
2,545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 2,590,377
2,005,000 (c) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/34 2,105,596
4,615,000 (c) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/35 4,846,547
7,205,000 (c) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/36 7,566,494
8,715,000 (c) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 9,152,254
4,105,000 (c) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 4,310,958
8,545,000 (c) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/47 8,973,725
10,575,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 10,065,164
33,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 31,401,722
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,080,805
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/31 1,009,527
4,290,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 4,318,217
21,340,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 21,971,624

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 17,205,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000% 08/01/49 $ 16,167,411
11,075,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 10,168,221
3,410,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 3,752,480
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 3,045,682
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/37 767,675
1,500,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4 .000 09/01/34 1,510,199
7,080,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/45 7,564,353
3,000,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 3,205,235
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 3,895,886
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/38 3,319,131
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019B
4 .000 01/01/40 5,002,667
4,150,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,149,833
1,892,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 1,902,841
2,660,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,667,608
2,000,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/53 2,171,053
1,500,000 (c) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 1,576,300
6,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 5,954,257
7,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O
4 .000 03/15/44 6,928,992
2,550,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/41 2,552,084
5,000,000 Colorado State, Certificates of Participation, Rural Series 2018A 4 .000 12/15/35 5,071,307
7,115,000 (c) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 7,365,818
1,000,000 (c) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 1,035,252
1,250,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5 .000 12/01/39 1,197,320
15,370,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .010 12/01/31 8,686,926
2,930,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 3,125,662
6,700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 7,280,365
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 5,193,329
2,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/48 2,578,778

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 6,500,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000% 08/01/48 $ 6,644,150
10,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/51 9,631,190
5,120,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 5,208,238
2,935,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,973,788
1,800,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/40 1,815,374
335,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 337,268
1,500,000 (a) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
5 .000 12/01/49 1,441,885
45,540,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .010 09/01/30 36,934,074
16,635,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 12,354,039
49,250,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 34,898,304
9,310,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 8,176,820
2,900,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .010 09/01/34 1,960,038
18,500,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 11,602,177
5,950,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,802,445
3,850,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/49 3,691,230
5,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 5,330,820
4,070,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,992,708
5,700,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 -
AGM Insured
4 .000 12/01/46 5,542,638
1,440,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 -
AGM Insured
4 .000 12/01/51 1,372,577
2,000,000 Leyden Rock Metropolitan District, Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2021 - AGM
Insured
4 .000 12/01/51 1,900,210
1,000,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 1,015,680
1,000,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/36 1,008,199
1,730,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6 .750 12/01/52 1,756,261
1,230,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Senior Series 2021A - AGM Insured
4 .000 12/01/51 1,114,341
1,085,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 1,086,829
5,000,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series 2021
4 .000 07/01/51 4,808,702

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 2,325,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .000% 07/01/42 $ 2,479,405
16,320,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 16,418,127
3,680,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000 12/01/46 3,700,578
4,055,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/39 4,067,502
3,000,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000 11/01/47 2,960,249
5,088,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 5,263,792
600,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 410,634
9,865,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 10,178,647
3,600,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/47 3,697,599
2,350,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 2,315,096
850,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 884,861
1,000,000 (a) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 973,745
1,000,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5 .000 12/01/49 949,274
3,250,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 3,338,170
685,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
3 .000 12/01/30 620,945
1,300,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/44 1,285,493
995,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 787,461
1,000,000 Triview Metropolitan District, El Paso County, Colorado, Water
and Wastewater Enterprise Revenue Bonds, Green Series 2020 -
BAM Insured
3 .250 12/01/45 860,016
2,500,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A
4 .000 06/01/46 2,455,597
2,500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,516,499
5,000,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 5,272,696
2,175,000 Weld County School District RE1, Colorado, General Obligation
Bonds, Series 2017
5 .000 12/15/30 2,271,743
5,650,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 6,185,694
7,810,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 7,605,475
10,825,000 (a),(f) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
0 .000 12/01/54 6,225,492

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
COLORADO (continued)
$ 1,785,000 (a) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds, Senior
Series 2023A
6 .500% 12/01/50 $ 1,862,209
500,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/50 435,837
TOTAL COLORADO 555,752,084
CONNECTICUT - 0.7% (0.4% of Total Investments)
1,650,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1
5 .000 07/01/46 1,666,624
6,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 5,463,605
2,800,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/55 2,450,121
7,165,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 7,200,194
500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/34 516,793
7,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
5 .000 05/01/37 8,119,850
TOTAL CONNECTICUT 25,417,187
DELAWARE - 0.0% (0.0% of Total Investments)
1,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 1,012,022
TOTAL DELAWARE 1,012,022
DISTRICT OF COLUMBIA - 4.0% (2.4% of Total Investments)
1,250,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/45 1,232,403
107,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 26,948,517
19,035,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 18,038,735
5,000,000 District of Columbia, General Obligation Bonds, Series 2021D 4 .000 02/01/46 4,877,334
3,500,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/35 3,586,354
60,000 (c) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, (Pre-refunded 4/01/27)
5 .000 04/01/36 63,094
3,440,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/36 3,520,163
12,455,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/44 11,837,094
4,750,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5 .000 10/01/47 4,885,307
13,710,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 12,652,749
7,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 4,424,645
32,000,000 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 34,153,382
18,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 19,714,376
3,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 3,079,589
TOTAL DISTRICT OF COLUMBIA 149,013,742

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA - 8.0% (4.9% of Total Investments)
$ 2,800,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
5 .000% 09/01/46 $ 2,800,206
2,830,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
5 .000 09/01/41 2,851,569
5,810,000 Collier County, Florida, Tourist Development Tax Revenue Bonds,
Series 2018
4 .000 10/01/43 5,822,409
530,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5 .000 09/15/50 482,079
6,925,000 (b) Florida Housing Finance Corp, (UB) 4 .700 07/01/49 7,026,468
6,060,000 (b) Florida Housing Finance Corp, (UB) 4 .750 07/01/54 6,103,045
1,040,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B -
NPFG Insured
0 .000 11/01/25 996,847
1,590,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B -
NPFG Insured
0 .000 11/01/26 1,466,476
2,000,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,921,607
15,000,000 (b) Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Series 2018F, (UB)
5 .000 10/01/48 15,471,288
2,850,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 3,130,089
3,760,000 (b) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 3,629,923
3,025,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .500 11/15/54 3,386,827
13,480,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 12,274,829
5,060,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5 .000 07/01/47 5,371,518
3,810,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/40 3,818,318
19,145,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/44 19,151,350
205,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5 .000 07/01/32 196,662
5,035,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5 .125 07/01/46 4,426,741
2,420,000 (g) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Refunding Series 2024B
5 .250 04/01/45 2,628,181
7,390,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A
5 .000 04/01/45 7,408,170
27,470,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 28,090,817
10,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/35 10,035,464
5,560,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital Project, Refunding
Series 2021A
4 .000 08/01/51 5,250,666
3,000,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 3,001,349
7,000,000 (b) Miami-Dade County School District, Florida, General Obligation
Bonds, School Series 2022A - BAM Insured, (UB)
5 .000 03/15/52 7,444,509
14,015,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2016A
5 .000 10/01/41 14,217,309
4,715,000 Miami-Dade County, Florida, Public Facilities Revenue Bonds,
Jackson Health System, Series 2017
5 .000 06/01/38 4,812,910

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 7,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
4 .000% 07/01/48 $ 6,748,936
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5 .000 07/01/51 5,282,881
6,000,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B
4 .000 10/01/44 5,948,560
3,965,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B
4 .000 10/01/49 3,774,447
8,900,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 9,650,137
11,240,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 10,554,271
3,260,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 3,347,222
1,095,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/32 790,948
4,250,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 4,372,979
2,155,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5 .000 11/15/45 2,198,334
4,680,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement - Life
Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 4,799,280
8,200,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 8,428,415
12,170,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018
4 .000 07/01/48 11,450,173
6,625,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/33 6,641,291
8,000,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5 .000 08/15/42 8,198,073
8,595,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5 .000 08/15/47 8,766,511
615,000 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax
Payments Special Purpose Bonds, Stadium Project, Series 1995 -
NPFG Insured
5 .750 10/01/25 625,597
4,000,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A
4 .000 11/15/46 3,833,836
2,000,000 (c) Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Series 2015B, (Pre-
refunded 4/15/25)
5 .000 10/15/45 2,014,877
7,400,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 7,401,534
TOTAL FLORIDA 298,045,928
GEORGIA - 5.2% (3.2% of Total Investments)
10,235,000 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 10,336,490
2,000,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/42 2,034,527
10,000,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/47 10,110,312
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,644,422

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
GEORGIA (continued)
$ 5,300,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000% 07/01/46 $ 5,101,591
5,725,000 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 5,781,769
4,330,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/42 4,404,751
7,250,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/47 7,329,976
6,370,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 6,059,741
9,495,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Georgia Tech Facilities, Series 2024
5 .000 06/15/56 10,099,524
4,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 4,039,023
5,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,751,239
12,590,000 (c) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, (Pre-refunded 2/15/25)
5 .500 08/15/54 12,670,338
7,500,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .500 02/15/42 7,831,375
2,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A
4 .000 02/15/40 2,006,641
6,665,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4 .700 12/01/54 6,721,637
8,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 7,841,058
1,860,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4 .000 07/01/52 1,819,865
11,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 10,768,570
1,350,000 Henry County Water and Sewerage Authority, Georgia, Revenue
Bonds, Refunding Series 2005
5 .250 02/01/27 1,423,435
1,860,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,916,682
14,100,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/49 15,084,630
3,425,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30)
5 .000 09/01/53 3,644,818
10,160,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30), (UB)
5 .000 09/01/53 10,812,073
6,310,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Third Indenture, Series 2015B
5 .000 07/01/43 6,441,692
5,680,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .000 07/01/60 5,681,873
3,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .500 07/01/60 3,322,755
3,750,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 4,056,090
4,710,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5 .250 01/01/54 5,094,468
8,230,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 8,297,242
5,000,000 Rockdale County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/44 4,863,446
TOTAL GEORGIA 192,992,053

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HAWAII - 0.1% (0.1% of Total Investments)
$ 3,500,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5 .000% 07/01/48 $ 3,774,743
TOTAL HAWAII 3,774,743
IDAHO - 0.8% (0.5% of Total Investments)
3,860,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .250 04/01/53 4,175,989
7,885,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/51 7,437,160
2,135,000 Idaho Housing and Finance Association, GNMA Housing
Revenue Refunding Bonds, Wedgewood Terrace Project, Series
2002A-1
7 .250 03/20/37 2,159,002
5,500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 5,660,588
2,800,000 (b) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .600 01/01/49 2,801,976
4,970,000 (b) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 4,986,927
3,325,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 3,494,601
TOTAL IDAHO 30,716,243
ILLINOIS - 16.5% (10.0% of Total Investments)
1,000,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/34 1,046,742
285,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/37 296,737
1,370,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/38 1,425,084
4,595,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/32 3,395,641
4,000,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .010 01/01/34 2,689,732
11,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 11,391,172
3,155,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .750 04/01/48 3,443,808
5,750,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
5 .000 12/01/36 5,799,533
6,920,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5 .000 12/01/46 6,771,111
11,450,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 11,700,535
1,785,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6 .500 12/01/46 1,842,484
23,535,000 (a) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7 .000 12/01/46 25,108,583
2,900,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A
5 .000 12/01/47 2,859,410
2,175,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
6 .000 12/01/49 2,355,419
1,000,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 1,023,443
4,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 3,691,756
14,765,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured
4 .000 12/01/50 14,016,122
9,285,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Series 2014
5 .250 12/01/49 9,307,629
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/53 4,108,606
15,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5 .250 01/01/53 16,234,623

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,000,000 (b) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500% 01/01/40 $ 1,068,888
22,670,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0 .000 01/01/25 22,515,985
10,565,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A
6 .000 01/01/38 10,949,157
4,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 4,091,390
5,425,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 5,574,953
12,190,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .250 01/01/53 13,065,281
2,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .250 01/01/58 2,142,320
7,240,000 (b) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5 .250 11/01/53 7,762,652
6,030,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .500 11/01/62 6,581,629
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,574,377
3,500,000 Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2018A
4 .000 12/01/43 3,392,154
2,750,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
3 .900 11/01/36 2,762,333
5,265,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 5,273,817
3,215,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 2,895,133
25,090,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 24,195,843
790,000 (c) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 805,764
3,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/32 3,627,310
55,000 (c) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 56,098
1,200,000 (c) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,223,946
3,000,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/41 3,062,037
2,500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 2,112,666
1,000,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,066,912
16,165,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 16,400,413
10,945,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
4 .000 08/15/42 10,602,754
5,285,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/51 5,523,197
22,590,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 22,710,131
7,285,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/35 7,339,830
4,135,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 4,147,295
5,410,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Series 2017A
5 .000 03/01/47 5,430,022
14,200,000 Illinois Finance Authority, Revenue Bonds, The Carle Foundation,
Fixed Period Series 2021A
4 .000 08/15/41 13,688,188
2,500,000 Illinois State, General Obligation Bonds, April Series 2014 5 .000 04/01/31 2,507,011
3,000,000 Illinois State, General Obligation Bonds, April Series 2014 5 .000 04/01/38 3,008,414

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000% 12/01/34 $ 5,174,769
2,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000 12/01/35 2,065,703
5,420,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000 12/01/39 5,554,749
2,300,000 Illinois State, General Obligation Bonds, February Series 2014 5 .250 02/01/32 2,307,831
1,750,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 1,775,697
3,565,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/26 3,656,170
4,170,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 4,501,951
17,000,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/26 17,667,784
4,485,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/27 4,789,485
1,115,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,193,264
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,735,164
2,360,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 2,562,398
4,825,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 5,211,615
9,710,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 10,081,512
5,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 5,507,214
29,430,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 29,618,646
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 10,502,625
12,010,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 12,711,048
9,640,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 9,482,053
10,455,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 11,139,230
5,410,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/43 5,991,040
5,420,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6 .000 11/01/26 5,528,842
1,175,000 Macon and DeWitt Counties Community Unit School District 2
Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021 -
AGM Insured
4 .000 12/01/41 1,175,590
5,080,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 5,200,533
8,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 8,879,400
4,750,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,807,370
33,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 13,818,549
5,355,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0 .010 06/15/46 2,115,775
13,350,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Refunding Series
1996A - NPFG Insured
0 .000 12/15/24 13,286,892
3,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 2,865,876
195,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A, (ETM)
0 .000 06/15/30 162,054
28,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0 .000 12/15/35 18,482,515
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/37 1,975,385
11,715,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/38 6,559,280
2,955,000 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A, (ETM)
7 .000 07/01/26 3,069,573

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,300,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500% 07/01/30 $ 2,598,175
2,855,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 3,056,592
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A - BAM Insured
4 .000 01/01/44 2,463,836
2,250,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5 .000 03/01/29 2,259,299
7,000,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5 .000 03/01/31 7,027,765
TOTAL ILLINOIS 611,229,319
INDIANA - 2.8% (1.7% of Total Investments)
6,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5 .000 10/01/44 6,000,114
7,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A
4 .000 12/01/49 6,628,709
1,875,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 1,812,457
3,400,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
5 .000 12/01/40 3,415,216
13,415,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/52 13,900,522
11,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 11,163,748
12,820,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2022B
5 .250 10/01/52 13,621,282
5,130,000 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens
Energy Group Project, First Lien Series 2016A
5 .000 10/01/46 5,206,366
8,000,000 (g) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024D-1, (UB)
4 .750 07/01/54 8,000,337
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,087,270
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,608,213
8,040,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Stormwater Project, Green Series 2022C
5 .000 01/01/52 8,507,335
9,255,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/25 9,165,113
9,560,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 9,142,895
1,000,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 1,086,912
1,580,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 01/15/28 1,419,204
TOTAL INDIANA 103,765,693
IOWA - 1.0% (0.6% of Total Investments)
6,775,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 5,313,704
7,000,000 (c) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5 .000 12/01/50 8,000,060
8,250,000 (c) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5 .000 12/01/50 9,428,642
3,085,000 Iowa Finance Authority, Senior Housing Revenue Bonds,
Northcrest Inc. Project, Series 2018A
5 .000 03/01/48 2,969,670

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
IOWA (continued)
$ 4,700,000 (c) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000% 12/01/36 $ 4,909,737
5,990,000 (c) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/41 6,257,304
TOTAL IOWA 36,879,117
KANSAS - 0.7% (0.4% of Total Investments)
5,000,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/42 5,329,787
3,050,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/47 3,230,045
3,700,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/38 3,793,178
6,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 6,082,455
6,465,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 6,531,104
TOTAL KANSAS 24,966,569
KENTUCKY - 1.1% (0.7% of Total Investments)
6,010,000 Kentucky Economic Development Finance Authority, Health
System Revenue Bonds, Norton Healthcare Inc., Series 2000B -
NPFG Insured
0 .000 10/01/28 5,097,892
1,300,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 1,321,147
700,000 (b) Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C, (UB)
4 .400 07/01/44 697,968
1,290,000 (b) Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C, (UB)
4 .600 07/01/49 1,299,727
4,855,000 (b) Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C, (UB)
4 .650 01/01/55 4,896,571
5,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .750 07/01/43 5,841,446
8,610,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .875 07/01/46 10,071,700
10,000,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 10,612,145
TOTAL KENTUCKY 39,838,596
LOUISIANA - 2.1% (1.3% of Total Investments)
5,945,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6 .000 07/01/36 5,948,305
5,000,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019
5 .000 08/01/48 5,195,084
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,917,808
3,940,000 (b) Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A, (UB)
4 .550 12/01/49 3,956,754
1,895,000 (b) Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A, (UB)
4 .650 12/01/54 1,911,138
1,965,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Series 2023
5 .000 02/01/41 2,106,626
13,590,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 13,759,148
1,695,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,706,432

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LOUISIANA (continued)
$ 20,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
4 .000% 05/15/35 $ 20,259
2,345,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/36 2,349,668
20,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5 .000 05/15/47 20,558
1,975,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 1,981,071
3,615,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 3,817,349
10,765,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 11,518,775
3,500,000 (g) New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-1
5 .000 01/01/54 3,670,115
10,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 10,629,641
5,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/48 5,073,544
1,355,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 12/01/40 1,369,010
TOTAL LOUISIANA 76,951,285
MAINE - 0.7% (0.4% of Total Investments)
6,300,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/41 6,288,112
8,675,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 8,856,816
11,150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/50 10,263,692
TOTAL MAINE 25,408,620
MARYLAND - 1.5% (0.9% of Total Investments)
5,905,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 5,880,395
8,610,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 8,819,581
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 2,022,806
4,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Taxable Series 2017D
4 .000 07/01/48 3,808,650
4,125,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
4 .000 06/01/47 4,023,302
17,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 17,588,725
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/39 3,021,661
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 2,880,909
4,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
5 .000 12/01/44 4,011,485
1,150,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 1,158,271
2,250,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 2,149,372
TOTAL MARYLAND 55,365,157

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MASSACHUSETTS - 2.6% (1.6% of Total Investments)
$ 5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250% 03/01/54 $ 5,450,570
930,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 931,596
3,890,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
5 .000 10/01/48 4,202,814
3,630,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 3,686,763
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 1,117,864
2,070,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,978,349
8,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
5 .000 01/01/45 8,801,805
4,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
4 .000 07/01/36 4,112,518
1,380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,384,000
1,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,546,317
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 3,630,667
26,750,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 26,323,083
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/52 5,426,959
14,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A
5 .000 05/01/48 15,029,540
12,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B
5 .000 06/01/52 12,760,679
TOTAL MASSACHUSETTS 96,383,524
MICHIGAN - 9.7% (5.9% of Total Investments)
315,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 323,543
1,000,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 800,925
2,000,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/47 1,924,601
2,350,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,486,350
15,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Refunding Second Lien Series 2004A - AGM Insured
5 .000 07/01/34 15,021
1,700,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 1,755,277
1,100,000 Eastern Michigan University, General Revenue Bonds, Refunding
Series 2017A - BAM Insured
5 .000 03/01/33 1,132,619
2,270,000 Eastern Michigan University, General Revenue Bonds, Refunding
Series 2017A - BAM Insured
5 .000 03/01/36 2,332,056
455,000 (c) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 472,247
10,710,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 10,476,892
8,575,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/24 8,549,021
8,900,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/25 8,591,566
3,000,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/26 2,813,805

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MICHIGAN (continued)
$ 100,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000% 12/01/27 $ 90,999
4,305,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/29 3,670,647
1,000,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016
- AGM Insured
5 .000 05/01/38 1,019,991
1,250,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/42 1,318,840
1,850,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/43 1,945,390
2,500,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/43 2,583,787
6,055,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 6,230,692
4,295,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Series 2020
5 .000 01/01/45 4,513,436
1,720,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/36 1,813,327
1,995,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/39 2,090,383
500,000 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B
5 .000 12/01/28 500,614
1,005,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2016C
5 .000 07/01/32 1,032,540
6,245,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2016C
5 .000 07/01/32 6,424,331
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2016C
5 .000 07/01/35 10,265,330
27,955,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2016A
5 .000 07/01/46 28,434,753
6,910,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/47 6,729,392
1,265,000 Jenison Public Schools, Ottawa County, Michigan, General
Obligation Bonds, Series 2017
5 .000 05/01/30 1,327,029
1,000,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/31 1,032,002
1,445,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/34 1,485,811
1,570,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/36 1,646,940
1,650,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/37 1,727,373
1,025,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Series 2015
5 .000 01/01/34 1,027,264
3,440,000 Kent County, Michigan, General Obligation Bonds, Refunding
Limited Tax Series 2015
5 .000 01/01/31 3,448,514
2,375,000 Kentwood Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023-II - AGM
Insured
5 .000 05/01/49 2,527,340
2,395,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/38 2,487,109
4,000,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/43 4,112,132
10,900,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 11,416,663
3,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 3,128,397

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MICHIGAN (continued)
$ 11,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2021A
5 .000% 07/01/51 $ 12,463,844
1,325,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building and Site Series 2019II
5 .000 05/01/40 1,406,803
2,085,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I
5 .000 05/01/38 2,124,847
2,200,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I
5 .000 05/01/41 2,237,859
2,200,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 2,171,737
500,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 510,543
1,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,549,661
17,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/50 16,408,231
10,005,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 9,253,966
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Kalamazoo College Project,
Refunding Series 2018
5 .000 12/01/43 3,575,144
3,330,000 (c) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, (Pre-refunded 5/15/25)
5 .000 11/15/45 3,357,313
2,730,000 (c) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, (Pre-refunded 5/15/25)
5 .000 11/15/45 2,752,392
4,665,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5 .000 07/01/34 4,698,389
1,070,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5 .000 07/01/35 1,078,080
175,000 (c) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 180,621
5,340,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 5,382,745
9,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4 .000 03/01/51 8,538,337
10,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI
4 .000 12/01/36 9,833,295
1,900,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017MI
5 .000 12/01/30 1,975,680
2,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 1,862,097
11,730,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 12,325,134
10,330,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6
4 .000 11/15/47 9,592,612
190,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 190,092
2,085,000 (c) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I, (Pre-refunded 10/15/25)
5 .000 04/15/31 2,120,365
14,915,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/31 15,140,718
5,615,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/38 5,679,869
665,000 (c) Michigan State Hospital Finance Authority, Hospital Revenue
Refunding Bonds, St. John's Health System, Series 1998A -
AMBAC Insured, (ETM)
5 .000 05/15/28 693,509

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MICHIGAN (continued)
$ 8,300,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4 .000% 02/15/44 $ 8,153,369
3,000,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5 .000 02/15/48 3,105,487
1,950,000 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015
5 .000 11/15/29 1,953,184
1,350,000 Muskegon County, Michigan, General Obligation Wastewater
Bonds, Management System 1, Refunding Series 2015
5 .000 11/01/33 1,371,285
1,730,000 Muskegon County, Michigan, General Obligation Wastewater
Bonds, Management System 1, Refunding Series 2015
5 .000 11/01/36 1,755,400
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/33 424,296
650,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/35 690,004
665,000 Novi Community School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2022-II
4 .000 05/01/47 647,624
3,805,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023II
5 .000 05/01/44 4,083,843
1,510,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,581,714
810,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 827,921
5,240,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/52 5,559,639
1,065,000 (c) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27)
5 .000 04/01/36 1,119,922
2,000,000 (c) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27)
5 .000 04/01/42 2,103,141
5,000,000 (c) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27)
5 .000 04/01/47 5,257,852
7,200,000 (b),(c) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27), (UB)
5 .000 04/01/47 7,571,306
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000 12/01/42 1,026,332
2,200,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 2,216,607
5,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2018A
5 .000 11/15/43 5,140,278
2,590,000 West Bloomfield School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2017 -
AGM Insured
5 .000 05/01/36 2,695,315
1,500,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/40 1,509,856
850,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/45 854,139
3,335,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2019A
5 .000 11/15/44 3,483,097
175,000 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996 - NPFG Insured
5 .500 05/01/25 176,870
2,700,000 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series
2015A - BAM Insured
5 .000 10/01/44 2,718,312
TOTAL MICHIGAN 358,835,625
MINNESOTA - 5.7% (3.5% of Total Investments)
285,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 270,341
875,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 866,681
5,000,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 5,359,659

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MINNESOTA (continued)
$ 3,565,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250% 06/15/56 $ 2,606,074
730,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Taxable Series 2021B
6 .000 06/15/31 676,693
350,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/39 298,802
1,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 975,344
4,005,000 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016
5 .000 10/01/41 4,017,157
550,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3 .500 08/01/25 547,442
1,000,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 989,463
590,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 593,802
3,600,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 3,637,475
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 1,964,680
1,300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/43 1,325,953
4,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 4,102,097
6,650,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 6,731,708
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 3,059,505
7,240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/58 7,386,333
3,600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 3,879,453
1,980,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/42 2,130,342
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,108,577
535,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 436,249
9,840,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/41 9,870,647
2,800,000 Itasca County Independent School District 318, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/37 2,839,522
1,000,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 956,926
405,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 382,765
2,250,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 2,237,634

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,530,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000% 11/15/48 $ 2,252,360
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/33 1,076,018
2,245,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/44 2,346,830
3,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 3,632,565
1,630,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/37 1,681,963
7,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 7,146,274
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .125 01/01/47 1,975,738
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .250 01/01/52 1,977,223
12,345,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 12,949,014
7,335,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A
5 .000 01/01/52 7,805,194
5,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 5,378,712
610,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 610,586
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 1,000,960
2,140,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,233,864
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D
4 .000 08/01/42 987,413
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/43 3,086,847
3,805,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/41 4,117,244
2,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/42 2,049,004
10,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 10,668,313
10,325,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 10,647,321
6,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
4 .000 05/01/49 5,719,878
4,825,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 4,947,746
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 1,965,892
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,028,609
530,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
3 .875 12/01/30 464,142
4,170,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 3,723,325

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000% 07/01/29 $ 1,008,444
4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/31 4,029,291
3,420,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/33 3,443,693
595,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 579,130
1,470,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 1,326,984
3,315,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 3,343,783
800,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 818,076
180,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/29 180,638
1,070,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .375 06/01/42 1,088,556
3,055,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/57 3,115,121
850,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/42 810,088
4,270,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 4,288,585
3,595,000 (c) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/40 3,658,594
5,315,000 (c) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/44 5,409,019
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/32 305,207
150,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/33 152,553
250,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/35 254,000
600,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
4 .000 08/01/39 583,013
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 2,013,163
3,000,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,095,536
TOTAL MINNESOTA 211,227,833
MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center New
Facilities & Refinancing Project, Series 2017A
4 .000 06/01/47 4,335,314
TOTAL MISSISSIPPI 4,335,314
MISSOURI - 5.5% (3.3% of Total Investments)
2,470,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
4 .000 08/01/33 1,998,965
4,590,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/35 3,903,608
3,700,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/47 3,680,174

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MISSOURI (continued)
$ 2,000,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000% 03/01/42 $ 2,141,926
6,940,000 (b) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
5 .250 12/01/47 7,491,108
8,150,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 7,512,407
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/31 3,959,726
2,475,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 2,487,758
4,470,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/42 4,413,001
1,475,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/40 1,561,245
1,750,000 Kansas City, Missouri, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 1,708,325
2,700,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
4 .125 11/01/38 2,631,270
2,695,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/44 2,835,590
2,160,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,396,004
3,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 2,690,234
1,350,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 1,377,713
1,400,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/42 1,431,627
1,830,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/40 1,840,439
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2013C, (Mandatory Put 1/01/46)
4 .000 01/01/50 1,409,992
14,000,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48), (UB)
4 .000 01/01/58 13,370,041
4,165,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/44 4,052,836
4,220,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 4,031,974
17,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 17,301,991
5,110,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/39 5,153,699
1,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,400,142
1,050,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/36 1,042,721
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/37 2,951,010
2,620,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 2,680,366
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 2,536,414
28,565,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 26,819,993

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MISSOURI (continued)
$ 1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000% 02/15/44 $ 1,460,445
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 1,896,410
8,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 8,112,831
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 2,828,514
10,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/42 9,673,587
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 1,155,861
700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/34 708,922
1,950,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019A
5 .000 02/01/42 1,976,097
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,548,612
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 902,891
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 1,046,914
7,085,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A
5 .000 12/01/34 7,249,036
5,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/41 5,378,962
2,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/42 2,141,063
1,675,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C
4 .000 12/01/31 1,685,661
2,535,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C
5 .000 12/01/32 2,575,117
3,500,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/41 3,465,801
220,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 220,225
7,250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .250 09/01/53 7,291,914
2,300,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 2,302,516
545,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 514,647
TOTAL MISSOURI 202,948,325
MONTANA - 0.5% (0.3% of Total Investments)
2,975,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 2,579,115
4,965,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/48 4,981,479
3,310,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000 06/01/48 3,378,968
1,825,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 1,858,678
6,130,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 6,612,337
TOTAL MONTANA 19,410,577

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEBRASKA - 1.2% (0.7% of Total Investments)
$ 14,165,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000% 09/01/42 $ 15,555,504
3,500,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 3,522,840
1,900,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 2,019,166
2,150,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/29 2,210,076
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 2,052,194
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/32 1,000,729
820,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 820,323
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 2,000,064
5,110,000 Municipal Energy Agency of Nebraska, Power Supply System
Revenue Bonds, Refunding Series 2016A
5 .000 04/01/38 5,282,810
8,500,000 (b) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 8,564,159
TOTAL NEBRASKA 43,027,865
NEVADA - 2.4% (1.5% of Total Investments)
6,480,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 6,542,042
7,525,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5 .000 05/01/48 7,782,326
365,000 (a) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 366,322
2,205,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/26 2,191,914
1,465,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/27 1,456,881
2,550,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/29 2,496,442
2,795,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/30 2,706,445
18,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 18,582,433
5,000,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Series 2015
5 .000 06/01/32 5,005,944
43,505,000 (c) Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Series 2015, (Pre-refunded 12/01/24)
5 .000 06/01/39 43,557,051
TOTAL NEVADA 90,687,800
NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 1,524,924
1,115,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/36 1,153,188
2,935,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/37 3,030,581
TOTAL NEW HAMPSHIRE 5,708,693

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW JERSEY - 7.4% (4.5% of Total Investments)
$ 10,600,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5 .000% 11/01/25 $ 10,767,094
6,000,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Montclair Properties LLC, Montclair State
University Student Housing Project, Refunding Series 2017 -
AGM Insured
5 .000 06/01/42 6,111,544
20,890,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 22,065,996
370,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/43 403,260
2,515,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
5 .000 06/15/43 2,591,111
2,415,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,330,832
2,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/37 2,586,627
26,320,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5 .000 07/01/43 26,720,448
12,775,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 12,385,552
3,050,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 3,132,165
7,795,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 7,991,294
5,450,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 5,267,783
4,390,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 5,142,477
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
5 .000 06/15/40 4,346,731
4,890,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,320,488
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 4,668,694
16,495,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 11,759,605
1,815,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C
0 .000 12/15/26 1,700,054
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 8,078,228
38,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 27,334,677
45,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 29,445,813
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 6,249,296
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/32 5,380,078
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/44 4,812,046
9,615,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 9,265,303
14,000,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1 - AGM Insured
5 .250 01/01/26 14,212,801
1,160,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B 4 .000 01/01/34 1,182,318
1,500,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2017G
4 .000 01/01/33 1,531,449
5,500,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B, (UB)
5 .000 01/01/46 5,954,579

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,000,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
Bonds, Series 2005A - NPFG Insured
0 .000% 09/01/25 $ 2,914,439
5,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
5 .250 11/01/52 5,335,645
10,355,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 10,551,637
4,710,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 4,845,923
2,280,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,287,180
TOTAL NEW JERSEY 274,673,167
NEW MEXICO - 0.2% (0.1% of Total Investments)
3,955,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 3,732,038
2,500,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .500 06/01/53 2,758,612
TOTAL NEW MEXICO 6,490,650
NEW YORK - 11.4% (6.9% of Total Investments)
7,000,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/45 2,707,830
900,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A, (Pre-refunded 7/01/25)
5 .000 07/01/50 910,458
11,930,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A
5 .000 07/01/50 11,934,620
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/33 979,827
5,000 (c) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2015B
Group C, (Pre-refunded 2/15/25)
5 .000 02/15/36 5,026
10,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/39 10,123,003
3,980,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 4,236,693
15,355,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A, (UB)
5 .000 03/15/46 16,345,331
4,115,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/49 4,065,345
14,800,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A.
Bidding Group 1,2,3,4
4 .000 03/15/48 14,314,955
37,175,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 36,619,974
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5 .000 03/15/40 10,474,289
1,645,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 1,716,288
10,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 11,488,253
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,284,015
15,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
5 .000 11/15/49 16,191,077
8,620,000 (b) Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A,
(UB)
5 .000 07/01/53 9,265,211
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,990,732
5,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 5,342,566

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-1
5 .250% 06/15/54 $ 6,707,459
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,236,636
7,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4 .000 05/01/46 6,867,556
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1
4 .000 02/01/42 9,986,978
13,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 13,776,111
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/51 1,584,810
2,060,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series B-1
5 .000 12/01/41 2,111,306
10,370,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
4 .000 08/01/42 10,199,464
3,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1
4 .000 03/01/50 3,388,459
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
4 .000 03/01/47 11,688,902
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 12,696,190
5,365,000 (b) New York City, New York, General Obligation Bonds, Fiscal 2024
Series A, (UB)
5 .000 08/01/51 5,723,501
10,000 New York City, New York, General Obligation Bonds, Fiscal Series
1996J
5 .500 02/15/26 10,019
5,000 New York City, New York, General Obligation Bonds, Fiscal Series
1997H
6 .125 08/01/25 5,014
23,920,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 23,919,746
1,590,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 1,562,173
5,000 (c) New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, Series 2015B, (Pre-refunded 2/15/25)
5 .000 02/15/36 5,026
14,065,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, Series 2015B
5 .000 02/15/36 14,109,967
5,900,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/50 5,697,717
4,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4 .000 03/15/44 3,940,320
10,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Green Series
2023A, (UB)
5 .000 03/15/63 10,580,415
25,035,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5 .000 03/15/45 26,842,151
5,500,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5 .000 03/15/46 5,879,835
7,500,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2019A
5 .000 03/15/40 7,970,172
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5 .000 11/15/50 5,021,432
10,725,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .010 11/15/31 8,297,053
1,105,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .010 11/15/32 819,431
1,300,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A
5 .000 11/15/54 1,362,102
3,265,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
5 .000 05/15/44 3,511,820

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 9,695,000 (b) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A, (UB)
5 .000% 05/15/57 $ 10,224,508
6,500,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .000 05/15/47 6,947,881
12,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .250 05/15/52 13,012,591
10,000,000 (b) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1, (UB)
5 .250 05/15/59 10,926,088
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/45 4,465,843
820,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5 .750 11/01/48 916,259
TOTAL NEW YORK 422,990,428
NORTH CAROLINA - 3.3% (2.0% of Total Investments)
1,000,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/30 1,001,059
730,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/31 730,727
1,365,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,407,454
5,390,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 5,513,884
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/48 5,358,314
2,045,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2014
5 .000 12/01/39 2,047,431
2,325,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Refunding Series 2015
5 .000 07/01/40 2,343,785
4,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
5 .000 01/15/36 4,225,212
2,000,000 (c) Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, (Pre-refunded 4/01/28)
5 .000 04/01/42 2,148,962
500,000 Henderson County, North Carolina, Limited Obligation Bonds,
Series 2015
5 .000 10/01/31 507,675
6,140,000 (c) New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 6,516,451
1,800,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A
5 .000 10/01/40 1,819,322
2,500,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Series 2023
5 .000 10/01/52 2,649,040
3,900,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Refunding Series 2016B
5 .000 07/01/42 4,018,264
1,605,000 (c) North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Series 2015 A, (Pre-refunded 10/01/25)
5 .000 10/01/55 1,631,842
9,485,000 (b),(c) North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Series 2015 A, (Pre-refunded 10/01/25),
(UB)
5 .000 10/01/55 9,643,624
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016
4 .000 01/01/37 5,026,806
2,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5 .000 01/01/48 2,579,298
700,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5 .000 10/01/31 706,844
2,720,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5 .000 10/01/37 2,734,682

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 3,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Wake Forest Baptist Obligated Group, Series
2012A
5 .000% 12/01/45 $ 3,002,650
1,545,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/28 1,577,330
1,500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 1,525,165
835,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/28 719,267
800,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/30 625,687
850,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/31 631,400
2,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/33 1,609,574
3,160,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/36 1,808,895
3,100,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/37 1,683,476
1,900,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 885,105
400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 404,053
2,200,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/39 2,249,877
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018
5 .000 01/01/40 1,039,005
150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/31 120,164
4,375,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/33 3,222,011
2,300,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 1,619,087
2,380,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/35 1,598,829
7,575,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 4,629,786
1,470,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 854,555
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 10,297,908
3,040,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015
5 .000 06/01/33 3,061,205
2,500,000 Raleigh, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016A
4 .000 03/01/46 2,478,214
1,250,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/35 1,249,341
1,265,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/36 1,262,249
1,000,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/37 991,322
800,000 (c) University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, (Pre-refunded 4/01/25)
5 .000 04/01/45 806,027
4,735,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/42 4,894,714
4,765,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 4,930,718
1,250,000 Western Carolina University, North Carolina, General Revenue
Bonds, Refunding Series 2015A
5 .000 10/01/45 1,260,944
TOTAL NORTH CAROLINA 123,649,234

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NORTH DAKOTA - 0.9% (0.5% of Total Investments)
$ 1,000,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5 .000% 12/01/37 $ 1,012,815
8,525,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 8,614,030
7,070,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
4 .000 12/01/47 6,205,421
1,800,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
4 .000 12/01/51 1,550,402
645,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured
5 .000 12/01/53 665,403
900,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 880,802
500,000 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A
5 .125 12/01/24 500,190
2,700,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A - AGM Insured
4 .000 06/01/51 2,555,959
11,065,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/43 11,099,008
1,139,631 (d) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 227,926
TOTAL NORTH DAKOTA 33,311,956
OHIO - 4.0% (2.4% of Total Investments)
3,020,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/41 3,063,817
8,255,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/46 8,338,740
10,940,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Refunding & Improvement Series 2015A
5 .000 11/01/43 10,947,362
8,655,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/38 8,619,938
25,315,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .010 06/01/57 2,352,039
1,095,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 982,657
35,790,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 32,368,140
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,917,155
5,165,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2018
4 .000 12/01/38 5,180,745
5,975,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 5,319,697
1,500,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/47 1,476,201
1,120,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/52 1,079,635
3,425,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series 2016
5 .000 01/01/46 3,393,861
6,000,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series 2016
5 .000 01/01/51 5,804,047
3,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 3,059,991
5,000,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 5,043,460

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
OHIO (continued)
$ 6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250% 12/01/31 $ 6,645,004
3,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A
5 .000 12/01/48 3,075,515
1,755,000 (b) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,763,024
3,195,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 3,281,606
7,065,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2021A
4 .000 01/15/46 6,762,974
7,550,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 8,637,763
2,400,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Green Series 2023B
5 .000 12/01/43 2,639,787
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,568,527
4,190,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007 - AGM
Insured
5 .250 12/01/26 4,374,647
3,670,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 3,672,068
TOTAL OHIO 147,368,400
OKLAHOMA - 0.5% (0.3% of Total Investments)
3,135,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 3,204,367
6,340,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 6,472,079
9,040,000 (b) Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2024B,
(UB)
4 .600 09/01/44 9,048,457
1,125,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,145,495
TOTAL OKLAHOMA 19,870,398
OREGON - 2.9% (1.7% of Total Investments)
1,035,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,093,238
760,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/38 790,945
1,000,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/39 1,038,932
1,725,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,788,208
1,185,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375 11/15/55 1,187,764
4,170,000 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A 4 .000 08/01/45 4,125,693
2,250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/52 2,405,803
2,820,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 2,844,284
7,895,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 8,244,977
6,275,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/35 6,354,785
140,000 (c) Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A, (Pre-refunded 10/01/26)
5 .000 10/01/46 145,241
2,120,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/46 2,119,589

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
OREGON (continued)
$ 23,400,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000% 07/01/51 $ 22,468,579
4,100,000 Port of Portland, Oregon, Portland International Airport, Revenue
Bonds, Series 2019 25A
5 .000 07/01/49 4,257,055
4,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
4 .000 05/15/41 3,915,715
13,220,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/46 13,354,964
8,005,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5 .000 05/15/44 8,293,093
10,805,000 Tualatin Valley Water District, Oregon, Water Revenue Bonds,
Series 2023
5 .000 06/01/48 11,646,513
10,000,000 University of Oregon, General Revenue Bonds, Series 2020A 5 .000 04/01/50 10,434,191
TOTAL OREGON 106,509,569
PENNSYLVANIA - 6.0% (3.6% of Total Investments)
1,670,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 1,652,984
2,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,942,904
3,155,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 05/15/26 2,981,539
4,145,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 11/15/26 3,851,697
2,800,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 05/15/28 2,463,916
3,000,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 11/15/28 2,589,124
1,200,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2018A
5 .000 11/15/42 1,231,439
895,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 941,364
3,595,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 3,706,643
5,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 5,109,330
95,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B - AMBAC Insured
5 .700 07/01/27 101,016
5,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 5,152,962
4,915,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/47 4,169,193
4,480,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/31 3,376,624
5,180,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/32 3,723,440
5,210,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,342,169
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/44 954,785
5,000,000 (c) Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5 .250 01/15/45 5,015,703
2,905,000 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022
4 .000 11/01/43 2,912,942

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 630,207 (d) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200% 06/30/27 $ 277,291
347,128 (d) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 62,483
2,525,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
5 .000 08/01/49 2,737,949
10,000,000 (g) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .000 11/01/51 10,501,810
5,910,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 5,752,663
5,250,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 5,252,137
16,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 15,128,307
16,805,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 18,190,986
6,580,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/40 6,661,492
8,510,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/45 8,590,218
5,800,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2019A
5 .000 12/01/49 6,089,144
6,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5 .000 12/01/46 6,913,570
17,375,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .250 12/01/53 18,876,949
19,250,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 20,132,345
7,475,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
4 .000 12/01/45 7,300,454
1,445,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,452,417
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 7,330,007
3,410,000 (c) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 1997A - AMBAC Insured, (ETM)
5 .125 08/01/27 3,603,791
10,000,000 (g) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 10,847,860
8,135,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
4 .000 06/01/49 7,733,800
TOTAL PENNSYLVANIA 220,655,447
PUERTO RICO - 2.0% (1.2% of Total Investments)
3,996,324 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .010 08/01/54 813,197
625,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - SYNCORA GTY Insured
5 .000 07/01/25 623,267
5,281,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 5,295,481
6,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 1,455,925
23,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 22,873,051
24,161,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 24,216,565
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,376,756
5,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,953,565

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PUERTO RICO (continued)
$ 5,951,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329% 07/01/40 $ 5,902,380
8,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 8,229,214
TOTAL PUERTO RICO 75,739,401
RHODE ISLAND - 0.9% (0.5% of Total Investments)
3,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 3,175,599
1,315,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 1,327,252
174,390,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 28,242,356
TOTAL RHODE ISLAND 32,745,207
SOUTH CAROLINA - 3.6% (2.2% of Total Investments)
5,000,000 Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B
5 .000 07/01/49 5,339,969
5,000,000 Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B
5 .250 07/01/54 5,459,562
1,290,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/41 1,305,106
4,000,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/46 4,026,894
26,955,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 20,924,770
15,420,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/32 11,403,163
4,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2024A
5 .000 01/01/54 4,244,719
1,370,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/54 1,380,191
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7 .000 06/15/43 1,047,955
1,095,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7 .125 06/15/53 1,146,132
12,000,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A
4 .000 12/01/44 11,601,379
9,030,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 9,261,610
6,210,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 5,912,978
5,195,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 5,277,892
16,760,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C
5 .000 12/01/46 16,764,215
6,800,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/46 6,893,487
10,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/56 10,090,346
5,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
4 .000 12/01/52 4,541,902
8,686,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4 .000 12/01/39 8,679,812
TOTAL SOUTH CAROLINA 135,302,082

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SOUTH DAKOTA - 1.2% (0.7% of Total Investments)
$ 4,000,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000% 12/01/52 $ 4,168,975
3,000,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017
5 .000 11/01/42 2,856,307
3,150,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017
5 .125 11/01/47 2,934,730
22,800,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 21,649,704
2,500,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 2,501,679
9,325,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 9,401,301
TOTAL SOUTH DAKOTA 43,512,696
TENNESSEE - 1.6% (1.0% of Total Investments)
2,180,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/35 2,265,328
5,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016
5 .000 09/01/36 5,022,003
1,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016
5 .000 09/01/47 974,765
445,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/31 453,456
1,755,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/36 1,771,878
4,100,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 4,453,074
11,670,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/56 12,503,137
4,170,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .250 05/01/53 4,473,896
2,225,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Lipscomb University, Refunding & Improvement Series 2016A
5 .000 10/01/41 2,246,501
2,910,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Lipscomb University, Refunding & Improvement Series 2016A
5 .000 10/01/45 2,933,345
5,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,088,095
6,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/46 6,059,488
2,750,000 Metropolitan Knoxville Airport Authority, Tennessee, Airport
Revenue Bonds, Series 2024A
5 .250 06/01/54 2,985,132
390,000 (a) Shelby County Health, Educational, Housing, and Facility Board,
Tennessee, Student Housing Revenue Bonds, Madrone Memphis
Student Housing, I LLC - University of Memphis Project Series
2024A-1
5 .250 06/01/56 399,124
7,325,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2023A-1, (Mandatory Put 5/01/28)
5 .000 05/01/53 7,618,974
TOTAL TENNESSEE 59,248,196

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS - 11.4% (6.9% of Total Investments)
$ 2,260,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023
5 .000% 11/15/48 $ 2,404,906
14,615,000 (b) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A, (UB)
5 .000 11/15/45 14,737,633
8,805,000 Bastrop Independent School District, Bastrop County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/53 9,384,070
1,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2002 - FGIC Insured
0 .000 08/15/32 748,578
7,750,000 (c) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/45 7,836,974
1,925,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4 .350 12/01/42 1,838,663
1,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4 .400 12/01/47 926,169
10,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 10,539,230
5,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
4 .000 11/01/45 4,870,900
9,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
5 .250 11/01/48 9,902,542
6,125,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2021B
4 .000 11/01/45 5,966,853
10,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2022B
5 .000 11/01/50 10,583,835
9,000,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2021A.
4 .000 11/01/46 8,779,636
3,700,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, School Building Series 2017
5 .000 08/15/42 3,778,440
3,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/40 3,487,761
27,280,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/45 26,324,327
12,695,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C - AGM Insured
4 .000 10/01/49 12,159,742
8,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 8,003,807
5,295,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported
5 .000 10/01/48 5,457,189
9,275,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A
4 .125 07/01/52 8,942,618
2,845,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
4 .000 12/01/45 2,723,601
2,320,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
5 .000 12/01/45 2,328,531
7,570,000 (b) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A, (UB)
5 .250 08/15/54 8,234,674
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2018A
4 .000 08/15/48 4,795,452
4,040,000 (a),(b) Harris County, Texas, Toll Road Revenue Bonds, Tender Options
Bond Trust 2015 - AGM Insured, (IF)
7 .304 08/15/28 5,115,719
1,195,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/41 544,530
2,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/42 1,034,280
2,660,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/43 1,093,169

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 7,260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010% 11/15/44 $ 2,835,089
10,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .010 11/15/45 3,857,588
7,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/49 2,137,476
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/52 763,564
2,710,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/48 2,787,256
5,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .250 11/15/54 5,438,303
10,850,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/25 10,521,588
1,715,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,253,269
2,725,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5 .000 08/15/40 2,747,402
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4 .000 08/15/41 3,955,816
8,305,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2015
5 .000 05/15/45 8,332,681
1,780,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,788,385
1,800,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 1,809,559
9,750,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 9,424,835
16,285,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017
5 .000 01/01/36 16,851,655
10,040,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017 - AGM Insured
5 .000 01/01/38 10,366,855
2,100,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/43 2,109,056
1,815,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/48 1,821,778
4,240,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2022
5 .000 07/01/47 4,486,712
3,900,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
5 .000 04/01/46 3,900,243
1,880,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 2,283,292
7,990,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 9,746,455
4,000,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, (Pre-refunded
1/01/25)
6 .500 01/01/43 4,018,809
2,125,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 1,918,454
2,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2015B
5 .000 01/01/45 2,004,932

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 14,610,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2017A
5 .000% 01/01/43 $ 15,025,004
5,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018
5 .000 01/01/48 5,138,579
6,285,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A
5 .000 01/01/33 6,299,970
8,000,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, (Pre-refunded 1/01/25)
5 .000 01/01/35 8,019,054
10,500,000 Port of Houston Authority, Harris County, Texas, Revenue Bonds,
First Lien Series 2023, (UB)
5 .000 10/01/53 11,086,984
2,250,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward?s University Project,
Series 2016
4 .000 06/01/36 2,074,203
2,000,000 San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2021
4 .000 08/01/41 2,001,279
7,975,000 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022
5 .000 08/15/39 8,775,393
2,500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas,
Series 2022
4 .000 10/01/47 2,399,085
1,500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Christus Health, Series 2022A
4 .000 07/01/53 1,438,011
2,500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/41 2,542,502
10,500,000 (b) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C, (UB)
5 .125 01/01/54 10,771,401
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,290,522
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,017,582
4,000,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 3,887,505
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2019A
4 .000 10/15/49 4,825,507
10,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4 .000 10/15/51 10,076,223
17,220,000 University of Houston, Texas, Consolidated Revenue Bonds,
Refunding Series 2022A
5 .000 02/15/52 18,118,941
7,000,000 West Harris County Regional Water Authority, Texas, Water
System Revenue Bonds, Series 2022 - AGM Insured
5 .000 12/15/57 7,362,678
TOTAL TEXAS 421,855,304
UTAH - 0.7% (0.4% of Total Investments)
1,045,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 1,071,722
6,000,000 (b) Millard School District, Utah, Lease Revenue Bonds, Local
Building Authority Series 2024 - BAM Insured, (UB)
5 .000 05/15/59 6,438,047
3,560,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017B
5 .000 07/01/42 3,641,655
1,975,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017B
5 .000 07/01/47 2,012,389
4,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018B
5 .000 07/01/48 4,114,032
1,000,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/38 1,019,751
2,320,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/43 2,350,172
2,040,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/48 2,055,980

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTAH (continued)
$ 1,940,000 (b) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700% 01/01/54 $ 1,946,592
TOTAL UTAH 24,650,340
VERMONT - 0.4% (0.2% of Total Investments)
1,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
4 .000 10/01/40 990,890
10,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
5 .000 10/01/45 10,091,146
2,730,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, Middlebury College Project, Series 2023
5 .000 11/01/52 2,917,329
TOTAL VERMONT 13,999,365
VIRGIN ISLANDS - 0.1% (0.0% of Total Investments)
2,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 2,748,293
TOTAL VIRGIN ISLANDS 2,748,293
VIRGINIA - 0.6% (0.4% of Total Investments)
1,610,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/40 1,593,678
430,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 442,611
4,000,000 (b) Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A,
(UB)
4 .000 05/15/48 3,906,139
8,075,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 7,878,201
425,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 469,846
1,800,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 2,060,094
7,505,000 Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program, State
Moral Series 2024A
4 .000 11/01/49 7,196,925
TOTAL VIRGINIA 23,547,494
WASHINGTON - 4.0% (2.4% of Total Investments)
7,000,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series
2016S-1
5 .000 11/01/41 7,177,304
12,235,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/26 11,630,141
7,000,000 Douglas County Public Utility District 1, Washington, Revenue
Bonds, Wells Hydroelectric, Series 2022B
5 .000 09/01/47 7,421,043
4,200,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5 .000 12/01/36 4,292,610
7,500,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2018
5 .000 12/01/43 7,708,972
10,630,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 10,135,087
10,535,000 Seattle, Washington, Drainage and Wastewater System Revenue
Bonds, Improvement Series 2023
5 .000 02/01/49 11,286,589
15,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A
4 .000 07/01/51 14,449,326
3,750,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
5 .000 07/01/52 3,993,096
10,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023
5 .000 03/01/53 10,694,254

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WASHINGTON (continued)
$ 1,185,000 (g) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .000% 01/01/41 $ 1,284,804
1,245,000 (g) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .000 01/01/42 1,341,408
1,310,000 (g) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .000 01/01/43 1,405,943
7,645,000 (g) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .250 01/01/54 8,195,979
5,250,000 Tacoma, Washington, Sewer Revenue Bonds, Series 2018 4 .000 12/01/48 5,088,324
6,180,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,362,916
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,009,244
10,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
4 .250 10/01/40 9,484,692
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 3,000,195
5,160,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
4 .000 10/01/45 5,001,230
2,600,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/58 1,754,378
2,525,000 Washington State Higher Education Facilities Authority, Revenue
Bonds, Seattle University, Series 2020
4 .000 05/01/45 2,407,299
500,000 (a) Washington State Housing Finance Commission, Non-profit
Housing Revenue Bonds, Presbyterian Retirement Communities
Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 470,113
9,000,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003C - FGIC Insured
0 .000 06/01/28 8,061,412
TOTAL WASHINGTON 146,656,359
WEST VIRGINIA - 0.6% (0.3% of Total Investments)
12,690,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 12,833,561
2,065,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 2,181,757
5,750,000 West Virginia State, General Obligation Bonds, State Road
Competitive Series 2018B
4 .000 06/01/42 5,669,354
TOTAL WEST VIRGINIA 20,684,672
WISCONSIN - 5.0% (3.0% of Total Investments)
43,035 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 1,299
42,429 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,186
42,126 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,113
41,823 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,040
41,217 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 952
45,157 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 987
1,162,471 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 831,508

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 44,853 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/52 $ 911
44,247 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 852
43,944 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 795
43,338 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 742
42,732 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 696
42,429 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 651
41,823 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 607
41,519 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 573
41,217 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 534
40,611 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 496
40,307 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 466
39,701 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 436
39,398 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 412
39,095 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 384
38,489 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 350
501,278 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 4,139
1,950,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
4 .000 07/01/56 1,492,334
8,335,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/48 8,352,259
10,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 9,618,175
9,830,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 9,567,069
8,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/51 7,413,875
10,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 9,933,639
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/35 2,014,293

Portfolio of Investments October 31, 2024
(continued)
NEA

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 7,625,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000% 06/01/39 $ 7,628,567
2,415,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,886,539
2,470,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,816,808
5,155,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A
4 .000 11/15/34 5,166,673
1,110,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community,
Series 2017
5 .000 06/01/37 1,101,769
955,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community,
Series 2017
5 .000 06/01/41 915,470
1,000,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/30 1,053,872
1,110,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/31 1,169,798
1,100,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/32 1,159,259
1,725,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/33 1,817,929
1,775,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/34 1,870,623
1,910,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/35 2,012,896
2,065,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/36 2,176,246
15,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2022A
4 .000 04/01/41 14,542,601
18,595,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marquette University, Series 2016
5 .000 10/01/46 18,859,837
8,215,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 8,233,562
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016
5 .000 12/01/41 5,106,679
10,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4 .000 12/01/46 9,584,735
10,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4 .000 12/01/51 9,455,192
1,525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/57 1,248,669
11,480,000 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, (Pre-refunded
12/16/24)
5 .000 12/15/44 11,500,543

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN (continued)
$ 29,080,000 (b) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750% 03/01/51 $ 29,113,076
TOTAL WISCONSIN 186,664,116
TOTAL MUNICIPAL BONDS
(Cost $6,037,052,641) 6,127,327,881
TOTAL LONG-TERM INVESTMENTS
(Cost $6,037,052,641) 6,127,327,881
FLOATING RATE OBLIGATIONS - (7.5)% (277,110,000)
AMTP SHARES, NET - (2.1)%(h) (77,974,106)
MFP SHARES, NET - (26.0)%(i) (962,370,278)
VRDP SHARES, NET - (31.2)%(j) (1,155,165,787)
OTHER ASSETS & LIABILITIES, NET -   1.4% 50,607,422
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,705,315,132
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $138,253,176 or 2.3% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) When-issued or delayed delivery security.
(h) AMTP Shares, Net as a percentage of Total Investments is 1.3%.
(i) MFP Shares, Net as a percentage of Total Investments is 15.7%.
(j) VRDP Shares, Net as a percentage of Total Investments is 18.9%.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

e
October 31, 2024 NAD NEA
ASSETS
Long-term investments, at value
†
$ 4,994,391,740 $ 6,127,327,881
Receivables:
Dividends 524 –
Interest 69,191,981 79,494,237
Investments sold 45,046,457 68,382,475
Other 792,367 1,484,296
Total assets 5,109,423,069 6,276,688,889
LIABILITIES
Cash overdraft 13,312,099 8,899,405
Floating rate obligations 364,940,000 277,110,000
AMTP Shares, Net
*
727,309,426 77,974,106
MFP Shares, Net
**
455,428,078 962,370,278
VRDP Shares, Net
***
503,842,949 1,155,165,787
Payables:
Management fees 2,356,178 2,847,311
Dividends 16,755,176 20,955,788
Interest 3,936,269 2,361,165
Investments purchased - regular settlement 7,106,014 9,355,462
Investments purchased - when-issued/delayed-delivery settlement 14,118,287 53,152,550
Accrued expenses:
Custodian fees 330,605 354,881
Investor relations 2,525 5,045
Trustees fees 454,783 605,284
Professional fees 37,677 110,581
Shareholder reporting expenses 62,289 89,746
Shareholder servicing agent fees 15,974 13,049
Other 915 3,319
Total liabilities 2,110,009,244 2,571,373,757
Commitments and contingencies
(1)
Net assets applicable to common shares $ 2,999,413,825 $ 3,705,315,132
Common shares outstanding 233,404,655 298,992,392
Net asset value ("NAV") per common share outstanding $ 12 .85 $ 12 .39
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,334,047 $ 2,989,924
Paid-in capital 3,195,509,116 3,945,054,278
Total distributable earnings (loss) (198,429,338) (242,729,070)
Net assets applicable to common shares $ 2,999,413,825 $ 3,705,315,132
Authorized shares:
Common Unlimited Unlimited
Preferred Unlimited Unlimited
†
Long-term investments, cost $ 4,908,463,992 $ 6,037,052,641
*
AMTP Shares, liquidation preference 727,500,000 78,000,000
**
MFP Shares, liquidation preference 455,800,000 963,900,000
***
    VRDP Shares, liquidation preference 504,300,000 1,159,400,000
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

0
Year Ended October 31, 2024 NAD NEA
INVESTMENT INCOME
Dividends $ 24,465 $ —
Interest 228,312,691 272,874,235
Total investment income 228,337,156 272,874,235
EXPENSES
– –
Management fees 27,827,071 33,786,534
Shareholder servicing agent fees 97,601 104,028
Interest expense and amortization of offering costs 84,938,031 94,049,926
Trustees fees 178,385 223,714
Custodian expenses, net 341,697 385,175
Excise tax liability expense 8,912 56,725
Investor relations expenses 285,236 554,326
Liquidity fees 3,916,426 10,601,024
Professional fees 794,650 959,873
Remarketing fees 512,705 2,252,048
Shareholder reporting expenses 162,424 228,964
Stock exchange listing fees 73,315 93,921
Other 168,846 338,672
Total expenses 119,305,299 143,634,930
Net investment income (loss) 109,031,857 129,239,305
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (23,429,889) (18,303,691)
Net realized gain (loss) (23,429,889) (18,303,691)
Change in unrealized appreciation (depreciation) on:
Investments 382,026,632 460,040,981
Net change in unrealized appreciation (depreciation) 382,026,632 460,040,981
Net realized and unrealized gain (loss) 358,596,743 441,737,290
Net increase (decrease) in net assets applicable to common shares from operations $ 467,628,600 $ 570,976,595

Statement of Changes in Net Assets
See Notes to Financial Statements

NAD NEA
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 109,031,857 $ 111,494,499 $ 129,239,305 $ 131,150,181
Net realized gain (loss) (23,429,889) (59,006,602) (18,303,691) (78,469,770)
Net change in unrealized appreciation (depreciation) 382,026,632 (9,283,730) 460,040,981 (18,105,892)
Net increase (decrease) in net assets applicable to common shares from operations 467,628,600 43,204,167 570,976,595 34,574,519
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (122,000,551) (111,450,722) (139,293,798) (131,275,845)
Return of Capital (43,600,052) – (65,964,481) –
Total distributions (165,600,603) (111,450,722) (205,258,279) (131,275,845)
CAPITAL SHARE TRANSACTIONS
Common shares:
Cost of shares repurchased and retired – – – (445,350)
Net increase (decrease) applicable to common shares from capital share transactions — — — (445,350)
Net increase (decrease) in net assets applicable to common shares 302,027,997 (68,246,555) 365,718,316 (97,146,676)
Net assets applicable to common shares at the beginning of the period 2,697,385,828 2,765,632,383 3,339,596,816 3,436,743,492
Net assets applicable to common shares at the end of the
period $ 2,999,413,825 $ 2,697,385,828 $ 3,705,315,132 $ 3,339,596,816

Statement of Cash Flows
See Notes to Financial Statements

Year Ended October 31, 2024
NAD NEA
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 467,628,600 $ 570,976,595
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (972,075,550) (774,511,608)
Proceeds from sale and maturities of investments 898,964,547 749,049,372
Proceeds from (Purchase of) short-term investments, net 72,015,000 56,805,000
Amortization (Accretion) of premiums and discounts, net (9,537,790) (11,844,527)
Amortization of deferred offering costs 394,100 865,534
(Increase) Decrease in:
Receivable for dividends (211) —
Receivable for interest (1,027,434) 1,905,172
Receivable for investments sold (22,631,185) (20,338,774)
Other assets 694,886 964,808
Increase (Decrease) in:
Payable for interest 2,980,405 1,504,011
Payable for investments purchased - regular settlement (6,199,164) (8,716,353)
Payable for investments purchased - when-issued/delayed-delivery settlement 11,683,237 35,936,341
Payable for management fees 127,324 113,987
Accrued custodian fees 30,354 39,743
Accrued investor relations fees (74,422) (91,366)
Accrued Trustees fees (720,752) (978,115)
Accrued professional fees 13,912 85,603
Accrued shareholder reporting expenses (9,252) 1,069
Accrued shareholder servicing agent fees (859) (4,081)
Accrued other expenses (20,669) (25,330)
Net realized (gain) loss from investments 23,429,889 18,303,691
Net realized (gain) loss from paydowns (649) (8,693)
Net change in unrealized (appreciation) depreciation of investments (382,026,632) (460,040,981)
Net cash provided by (used in) operating activities 83,637,685 159,991,098
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 110,979,335 24,074,104
(Repayments) of borrowings (110,979,335) (24,074,104)
Proceeds from floating rate obligations 321,905,000 213,155,000
(Repayments of) floating rate obligations (35,365,000) (14,365,000)
Proceeds from AMTP Shares issued, at liquidation preference — (95,000,000)
Proceeds from MFP Shares issued, at liquidation preference (223,200,000) (75,000,000)
Increase (Decrease) in:
Cash overdraft 10,268,000 5,537,926
Cash distributions paid to common shareholders (157,245,685) (194,319,024)
Net cash provided by (used in) financing activities (83,637,685) (159,991,098)
Net increase (decrease) in Cash – –
Cash at the beginning of period — —
Cash at the end of period $ — $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAD NEA
Cash paid for interest
$ 81,523,867 $ 91,634,974

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAD
10/31/24 $ 11.56 $ 0.47 $ 1.53 $ 2.00 $ (0.52) $ — $ (0.19) $ (0.71) $ — $ 12.85 $ 11.99
10/31/23 11.85 0.48 (0.29) 0.19 (0.48) — — (0.48) — 11.56 9.81
10/31/22 16.11 0.63 (4.21) (3.58) (0.68) — — (0.68) — 11.85 10.63
10/31/21 15.75 0.72 0.35 1.07 (0.71) — — (0.71) — 16.11 15.63
10/31/20 15.91 0.70 (0.19) 0.51 (0.67) — — (0.67) — 15.75 14.44
NEA
10/31/24 11.17 0.43 1.48 1.91 (0.47) — (0.22) (0.69) — 12.39 11.60
10/31/23 11.49 0.44 (0.32) 0.12 (0.44) — — (0.44) — (d) 11.17 9.47
10/31/22 15.71 0.60 (4.17) (3.57) (0.65) — — (0.65) — 11.49 10.32
10/31/21 15.50 0.69 0.22 0.91 (0.70) — — (0.70) — 15.71 15.18
10/31/20 15.58 0.69 (0.11) 0.58 (0.66) — — (0.66) — 15.50 14.33
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See notes to financial statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NAD
NEA
10/31/24
2 .94%
2 .84%
10/31/23
2 .77
2 .72
10/31/22
1 .06
1 .06
10/31/21
0 .53
0 .53
10/31/20
0 .94
0 .94
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
17 .34% 29 .88% $ 2,999,414 3 .92% 3 .59% 18%
1 .26 ( 3 .68 ) 2,697,386 3 .73 3 .72 24
( 22 .79 ) ( 28 .38 ) 2,765,632 2 .02 4 .44 37
6 .85 13 .31 3,759,374 1 .44 4 .43 10
3 .27 4 .89 3,334,252 1 .87 4 .47 15
17 .10 30 .16 3,705,315 3 .81 3 .43 12
0 .72 ( 4 .42 ) 3,339,597 3 .68 3 .53 23
( 23 .31 ) ( 28 .47 ) 3,436,743 2 .01 4 .31 36
5 .91 10 .92 4,697,314 1 .44 4 .31 12
3 .84 5 .74 4,318,384 1 .85 4 .46 16
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Value rounded to zero.

Financial Highlights (continued)
Asset
Coverage
Per
$1,000
Share(c)
NEA
10/31/24
$2,683
10/31/23
2,408
10/31/22
2,402
10/31/21
2,831
10/31/20
2,805
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b),(d)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(e)
NAD
10/31/24 $ 727,500 $ 277,733 $ 455,800 $ 277,733 $ 504,300 $ 277,733 $ 2.78
10/31/23 727,500 241,165 679,000 241,165 504,300 241,165 2.41
10/31/22 727,500 240,874 679,000 240,874 504,300 240,874 2.41
10/31/21 727,500 284,419 679,000 284,419 632,000 284,419 2.84
10/31/20 545,500 279,599 679,000 279,599 632,000 279,599 2.80
NEA
10/31/24 78,000 268,324 963,900 268,324 1,159,400 268,324 2.68
10/31/23 173,000 240,834 1,038,900 240,834 1,159,400 240,834 2.41
10/31/22 173,000 240,229 1,088,900 240,229 1,159,400 240,229 2.40
10/31/21 316,500 283,145 1,088,900 283,145 1,159,400 283,145 2.83
10/31/20 143,500 280,550 958,000 280,550 1,290,300 280,550 2.81
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding
(if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by
100,000.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d) NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share.  The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:
(e) Includes all preferred shares presented for the Fund.

Notes to Financial Statements

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
NAD
$ 64,451
NEA
55,866

Notes to Financial Statements
(continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Investment Companies $ 435,850 $ – $ – $ 435,850
Municipal Bonds – 4,993,917,616 38,274 4,993,955,890
Total $ 435,850 $ 4,993,917,616 $ 38,274 $ 4,994,391,740
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,127,270,121 $ 57,760 $ 6,127,327,881
Total $ – $ 6,127,270,121 $ 57,760 $ 6,127,327,881

Notes to Financial Statements
(continued)
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAD
$ 364,940,000 $ — $ 364,940,000
NEA
277,110,000 8,070,000 285,180,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAD
$ 242,728,096 3.91%
NEA
140,972,192 3.85
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAD
$ 364,940,000 $ — $ 364,940,000
NEA
277,110,000 8,070,000 285,180,000

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred
(“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $727,309,426 and $77,974,106 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NAD
$ 972,075,550 $ 898,964,547
NEA
774,511,608 749,049,372
NEA
Year Ended
10/31/24
Year Ended
10/31/23
Common Shares:
Repurchased and retired through tender offer — 45,000
Total — 45,000
Weighted average common share:
Price per share repurchased and retired – 9.88
Discount per share repurchased and retired –% (17.23)%
Fund Series
Shares
Outstanding
Liquidation
Preference
NAD 2028 3,370 $337,000,000
2028-1 2,085 $208,500,000
2028-2 1,820 $182,000,000
NEA 2028-1 780 $78,000,000

Notes to Financial Statements
(continued)
Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s
Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAD 360-day 2028 December 1, 2028* November 30, 2019
360-day 2028-1 December 1, 2028* November 30, 2019
360-day 2028-2 December 1, 2028* November 30, 2019
NEA 360-day 2028-1 December 1, 2028* December 13, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 727,500,000 4.34%
NEA
139,352,459 4.32

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NAD and NEA had $455,428,078 and $962,370,278 of MFP Shares at liquidation preference, net of deferred available offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows.
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Term
Redemption Date Mode
Mode
Termination Date
NAD A 3,838 January 3, 2028 VRM January 3, 2028*
B 720 September 1, 2047 VRM December 1, 2024
NEA A 1,350 February 3, 2048 VRM February 3, 2048*
B 2,600 March 2, 2028 VRM March 2, 2028*
C 2,380 March 2, 2028 VRDM March 2, 2028*
D 330,900 March 1, 2029 VRRM N/A
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 553,244,809 4.60%
NEA
998,736,066 4.10

Notes to Financial Statements
(continued)
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $503,842,949 and $1,155,165,787 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NAD 1 2,368 0.10% $236,800,000 N/A September 11, 2026
2 2,675 0.10% $267,500,000 N/A September 11, 2026
NEA 1 2,190 0.10% $219,000,000 N/A June 1, 2040
3 3,509 0.05% $350,900,000 N/A March 1, 2040
4 4,895 0.10% $489,500,000 N/A September 11, 2026
5 1,000 0.10% $100,000,000 N/A January 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 504,300,000 3.55%
NEA
1,159,400,000 3.51
Year Ended
October 31, 2024
Year Ended
October 31, 2023
NEA Series Shares Amount Series Shares Amount
AMTP Shares redeemed 2028-1 (950) $(95,000,000) 2028 (1,435) $(143,500,000)

Transactions in VRDP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in partnerships, nondeductible expenses, paydowns, taxable market discount and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
October 31, 2024
NAD Series Shares Amount
MFP Shares redeemed A (2,232) $(223,200,000)
Year Ended
October 31, 2024
NEA Series Shares Amount
MFP Shares redeemed B (750) $(75,000,000)
Year Ended
October 31, 2023
NEA Series Shares Amount
MFP Shares redeemed A (500) $(50,000,000)
Year Ended
October 31, 2023
NAD Series Shares Amount
VRDP Shares redeemed 3 (1,277) $(127,700,000)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAD
$ 4,538,125,316 $ 131,546,914 $ (40,220,445) $ 91,326,469
NEA
5,752,127,389 164,707,408 (66,617,281) 98,090,127
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAD
$ — $ 15,002 $ — $ 91,326,469 $ (272,148,758) $ — $ (17,622,051) $ (198,429,338)
NEA
— 31,795 — 98,090,127 (319,024,547) — (21,826,445) (242,729,070)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2024 and paid on November 1, 2024.

Notes to Financial Statements
(continued)
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
For the period May 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each fund was calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain
10/31/24 10/31/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
NAD
$ 121,907,366 $ 93,185 $ — $ 43,600,052 $ 111,085,011 $ 365,711 $ — $ —
NEA
139,218,646 75,152 — 65,964,481 130,286,846 988,999 — —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
NAD
1
$ 137,555,797 $ 134,592,961 $ 272,148,758
NEA
1
156,845,347 162,179,200 319,024,547
1
A portion of NAD's and NEA's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of October 31, 2024, the annual complex-level fee for each fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an,  “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
NAD
0.1572%
NEA
0.1572%
Fund
Purchases Sales
Realized
Gain (Loss)
NAD
$ 60,632,870 $ 53,608,499 $ (3,216,429)
NEA
78,292,109 72,450,174 (3,826,396)

Notes to Financial Statements
(continued)
draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Maximum
Outstanding
Balance
NAD
$ 42,000,000
NEA
12,406,589
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAD
52 $ 11,620,197 6.36%
NEA
8 12,037,052 6.53

Shareholder Update

(U
naudited)
CURRENT INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND PRINCIPAL RISKS OF THE FUNDS
NUVEEN QUALITY MUNICIPAL INCOME FUND (NAD)
Investment Objectives
The Fund’s investment objectives are to provide current income exempt from regular federal income tax and to enhance portfolio value relative to the municipal bond market by investing in tax-exempt municipal securities that the Fund’s investment adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
Under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, the income from which is exempt from regular federal income taxes.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund may invest up to 20% of its Managed Assets in municipal securities that pay interest that is taxable under the federal alternative minimum tax.
The Fund may invest up to 35% of its Managed Assets in securities that, at the time of investment, are rated below the three highest grades
(Baa or BBB or lower) by at least one nationally recognized statistical rating organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund may not enter into a futures contract or related options or forward contracts if more than 30% of the Fund’s Managed Assets would be represented by futures contracts or more than 5% of the Fund’s Managed Assets would be committed to initial margin deposits and premiums on futures contracts or related options.
The Fund will generally maintain an investment portfolio with an overall weighted average maturity of greater than 10 years.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, with respect to the Fund’s policy of investing at least 80% of its Assets in municipal securities and other related investments, the income from which is exempt from regular federal income taxes, such policy may not be changed without 60 days’ prior written notice and the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts (“TOB Trusts”), including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular United States (“U.S.”) federal income tax.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the U.S.
(such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may also invest in municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers (“AMT Bonds”). AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided

Shareholder Update
(continued)
interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both  short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities
Act of 1933, as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days.

The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and municipal market data rate locks (“MMD Rate Locks”)), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations issued thereunder and applicable exemptive orders issued by the Securities and Exchange
Commission (“SEC”).
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
Use of Leverage
The Fund uses leverage to pursue its investment objectives. The Fund may use leverage to the extent permitted by the 1940 Act. The Fund may source leverage through a number of methods including the issuance of preferred shares of beneficial interest (“Preferred Shares”), investments in inverse floating rate securities, entering into reverse repurchase agreements (effectively a secured borrowing) and borrowings (subject to certain investment restrictions). In addition, the Fund may also use certain derivatives that have the economic effect of leverage by creating additional investment exposure. The amount and sources of leverage will vary depending on market conditions.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), and in order to keep the Fund’s cash fully invested, the Fund may invest any percentage of its
Managed Assets in short-term investments including high quality, short-term debt securities that may be either tax-exempt or taxable. The Fund may not achieve its investment objectives during such periods.

Shareholder Update
(continued)
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND (NEA)
Investment Objectives
The Fund’s investment objectives are to provide current income exempt from regular federal income tax and federal alternative minimum tax applicable to individuals, and to enhance portfolio value relative to the municipal bond market by investing in tax-exempt municipal securities that the Fund’s investment adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
As a fundamental investment policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments that pay interest exempt from regular federal income tax. Additionally, as a fundamental investment policy, under normal circumstances, the Fund will invest at least 80% of its Assets in a portfolio of securities, the income from which is exempt from the federal alternative minimum tax applicable to individuals. As a non-fundamental investment policy, under normal circumstances, the Fund will invest
100% of its Managed Assets (as defined below) in municipal securities and other related investments the income from which is exempt from the federal alternative minimum tax applicable to individuals at the time of purchase.
“Assets” means net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” means the total assets of the
Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Additionally, as a non-fundamental policy, the Fund:
May invest up to 35% of its Managed Assets in securities rated, at the time of investment, below the three highest grades (Baa or BBB or lower) by at least one nationally recognized statistical rating organization (“NRSRO”) which includes below-investment-grade securities, or unrated securities judged to be of comparable quality by the Fund’s sub-adviser.
May invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund may not enter into a futures contract or related options or forward contracts if more than 30% of the Fund’s Managed Assets would be represented by futures contracts or more than 5% of the Fund’s Managed Assets would be committed to initial margin deposits and premiums on futures contracts or related options.
The Fund will generally maintain an investment portfolio with an overall weighted average maturity of greater than 10 years.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, with respect to the Fund’s fundamental policy of investing at least 80% of its Assets in municipal securities and other related investments that pay interest exempt from both regular federal income tax and the federal alternative minimum tax applicable to individuals such policy may not be changed without 60 days’ prior written notice and the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding”
shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests its assets in a portfolio of municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts (“TOB Trusts”), including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular United States (“U.S.”) federal income tax.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the U.S.
(such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may invest in municipal securities that are additionally secured by insurance, bank credit agreements or escrow accounts.

The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both  short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.

Shareholder Update
(continued)
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities
Act of , as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and municipal market data rate locks (“MMD Rate Locks”)), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations issued thereunder and applicable exemptive orders issued by the Securities and Exchange
Commission (“SEC”).
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
Use of Leverage
The Fund uses leverage to pursue its investment objectives. The Fund may use leverage to the extent permitted by the 1940 Act. The Fund may source leverage through a number of methods including the issuance of preferred shares of beneficial interest (“Preferred Shares”), investments in inverse floating rate securities, entering into reverse repurchase agreements (effectively a secured borrowing) and borrowings (subject to certain investment restrictions). In addition, the Fund may also use certain derivatives that have the economic effect of leverage by creating additional investment exposure. The amount and sources of leverage will vary depending on market conditions.
Temporary Defensive Periods
During temporary defensive periods or in order to help keep the Fund’s assets fully invested, including during the period within which the net proceeds of an offering of Securities are first being invested, the Fund may deviate from its investment policies and objectives. During such periods, the Fund may invest any percentage of its Managed Assets in short-term investments, including high quality, short-term debt securities that may be either tax-exempt or taxable. The Fund may not achieve its investment objectives during such periods.

PRINCIPAL RISKS OF THE FUNDS
The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” Each Fund is subject to the principal risks indicated below, whether through direct investment or derivative positions. Each Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time.
Risk NAD NEA
Portfolio Level Risks
Alternative Minimum Tax Risk X -
Below Investment Grade Risk X X
Call Risk X X
Credit Risk X X
Credit Spread Risk X X
Deflation Risk X X
Derivatives Risk X X
Direct Lending Risk X X
Distressed or Defaulted Securities Risk X X
Duration Risk X X
Economic Sector Risk X X
Financial Futures and Options Risk X X
Floating and Variable Rate Securities Risk X X
Hedging Risk X X
Illiquid Investments Risk X X
Income Risk X X
Inflation Risk X X
Insurance Risk X X
Interest Rate Risk X X
Inverse Floating Rate Securities Risk X X
Municipal Securities Risk X X
Municipal Securities Market Liquidity Risk X X
Municipal Securities Market Risk X X
Other Investment Companies Risk X X
Puerto Rico Municipal Securities Market Risk X X
Reinvestment Risk X X
Special Risks Related to Certain Municipal Obligations X X
Swap Transactions Risk X X
Tax Risk X X
Taxability Risk X X
Tobacco Settlement Bond Risk X X
Unrated Securities Risk X X
Valuation Risk X X
When-Issued and Delayed-Delivery Transactions Risk X X
Zero Coupon Bonds Risk X X

Shareholder Update
(continued)
Risk
NAD
NEA
Fund Level and Other Risks
Anti-Takeover Provisions X X
Counterparty Risk X X
Cybersecurity Risk X X
Economic and Political Events Risk X X
Fund Tax Risk X X
Global Economic Risk X X
Investment and Market Risk X X
Legislation and Regulatory Risk X X
Leverage Risk X X
Market Discount from Net Asset Value X X
Recent Market Conditions X X
Reverse Repurchase Agreement Risk X X

Portfolio Level Risks:
Alternative Minimum Tax Risk.
The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.
Below Investment Grade Risk.
Investments of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay dividends or interest and repay principal, and may be subject to higher price volatility and default risk than investment grade investments of comparable terms and duration. Issuers of lower grade investments may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade investments are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated investments may not be as liquid as the secondary market for more highly rated investments, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular investment. If a below investment grade investment goes into default, or its issuer enters bankruptcy, it might be difficult to sell that security in a timely manner at a reasonable price.
Call Risk.
The Fund may invest in municipal securities that are subject to call risk. Such municipal securities may be redeemed at the option of the issuer, or “called,” before their stated maturity or redemption date. In general, an issuer will call its instruments if they can be refinanced by issuing new instruments that bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding municipal securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk.
Issuers of municipal securities in which the Fund may invest may default on their obligations to pay principal or interest when due. This non-payment would result in a reduction of income to the Fund, a reduction in the value of a municipal security experiencing non-payment and potentially a decrease in the net asset value (“NAV”) of the Fund. To the extent that the credit rating assigned to a municipal security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that municipal securities generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Deflation Risk.
Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Derivatives Risk.
The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a municipal security or other asset without buying or selling the municipal security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.
It is possible that regulatory or other developments in the derivatives market, including changes in government regulation, could adversely impact the Fund’s ability successfully use derivative instruments.
Direct Lending Risk.
The Fund may engage in direct lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers directly or through companies affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce Fund performance.
As part of its lending activities, the Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund is lending money to, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a

Shareholder Update
(continued)
loan. To the extent the Fund seeks to engage in direct lending, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.
Distressed or Defaulted Securities Risk.
Investments in “distressed” securities, meaning those whose issuers are experiencing financial difficulties or distress at the time of acquisition, present a substantial risk of future default. In the event distressed securities become defaulted securities or the
Fund otherwise holds defaulted securities, the Fund may incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. In any reorganization or liquidation proceeding relating to a portfolio security, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.
Defaulted or distressed securities may be subject to restrictions on resale.
Duration Risk.
Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates
(or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Economic Sector Risk.
The Fund may invest a significant amount of its total assets in municipal securities in the same economic sector. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting an economic sector making the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As the percentage of the Fund’s Managed Assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s assets. In addition, the Fund may invest a significant portion of its assets in certain sectors of the municipal securities market, such as health care facilities, private educational facilities, special taxing districts and start-up utility districts, and private activity bonds including industrial development bonds on behalf of transportation companies, whose credit quality and performance may be more susceptible to economic, business, political, regulatory and other developments than other sectors of municipal issuers. If the Fund invests a significant portion of its assets in one or more particular sectors, the Fund’s performance may be subject to additional risk and variability.
Financial Futures and Options Transactions Risk.
The Fund may use certain transactions for hedging the portfolio’s exposure to credit risk and the risk of increases in interest rates, which could result in poorer overall performance for the Fund. There may be an imperfect correlation between price movements of the futures and options and price movements of the portfolio securities being hedged.
If the Fund engages in futures transactions or in the writing of options on futures, it will be required to maintain initial margin and maintenance margin and may be required to make daily variation margin payments in accordance with applicable rules of the exchanges and the Commodity
Futures Trading Commission (“CFTC”). If the Fund purchases a financial futures contract or a call option or writes a put option in order to hedge the anticipated purchase of municipal securities, and if the Fund fails to complete the anticipated purchase transaction, the Fund may have a loss or a gain on the futures or options transaction that will not be offset by price movements in the municipal securities that were the subject of the anticipatory hedge. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives or futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed.
Floating and Variable Rate Securities Risk.
Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-
income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Hedging Risk.
The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the investment adviser’s and/or the sub-adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors.
No assurance can be given that the investment adviser’s and/or the sub-adviser’s judgment in this respect will be correct, and no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging activities may reduce the Fund’s opportunities for gain by offsetting the positive effects of favorable price movements and may result in net losses.
Illiquid Investments Risk.
Illiquid investments are investments that are not readily marketable. These investments may include restricted investments, including Rule 144A securities, which cannot be resold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered may be sold only in a privately negotiated transaction or pursuant to an available exemption from registration. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely
traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions.
The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Income Risk.
The Fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from maturing portfolio securities in lower-yielding securities.

Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline.
Currently, inflation rates are elevated relative to
normal market conditions and could increase.
Insurance Risk.
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the common shares represented by such insured obligation.
Interest Rate Risk.
Interest rate risk is the risk that municipal securities in the Fund’s portfolio will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will fall, and vice versa. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of municipal securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-
term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change. If the Fund invests in floating rate securities, the market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the rest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate securities may decline due to lower coupon payments on floating- rate securities.
Inverse Floating Rate Securities Risk.
The Fund may invest in inverse floating rate securities. In general, income on inverse floating rate securities will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities.
The Fund may invest in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund. In such instances, the Fund may be at risk of loss that exceeds its investment in the inverse floating rate securities.
The Fund may be required to sell its inverse floating rate securities at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:
If the Fund has a need for cash and the securities in a special purpose trust are not actively trading due to adverse market conditions;
If special purpose trust sponsors (as a collective group or individually) experience financial hardship and consequently seek to terminate their respective outstanding special purpose trusts; and
If the value of an underlying security declines significantly and if additional collateral has not been posted by the Fund.
Municipal Securities Risk.
The values of municipal securities may be adversely affected by local political and economic conditions and developments.
Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, a downgrade of a state’s credit rating or the rating of authorities or political subdivisions of the state, demographic factors, ecological or environmental concerns, inability or perceived inability of a government authority to collect sufficient tax or other revenues, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). This risk would be heightened to the extent that the Fund invests a substantial portion of the below-investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), in industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, municipal lease obligations, private activity bonds or moral obligation bonds) that are particularly exposed to specific types of adverse economic, business or political events. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. In recent periods, a number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. In addition, the amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s sub-adviser than funds that invest in stock or other corporate investments.
To the extent that a fund invests a significant portion of its assets in the securities of issuers located in a given state or U.S. territory, it will be disproportionally affected by political and economic conditions and developments in that state or territory and may involve greater risk than funds that invest in a larger universe of securities. In addition, economic, political or regulatory changes in that state or territory could adversely affect municipal securities issuers in that state or territory and therefore the value of a fund’s investment portfolio.
Municipal Securities Market Liquidity Risk.
Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities at attractive prices, and increase municipal security price volatility and trading costs, particularly during periods of economic

Shareholder Update
(continued)
or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal securities, which may further decrease the Fund’s ability to buy or sell municipal securities. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
If the Fund needed to sell large blocks of municipal securities to raise cash to meet its obligations, those sales could further reduce the municipal securities’ prices and hurt performance.
Municipal Securities Market Risk.
The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the sub-adviser than if the Fund were a stock fund or taxable bond fund. The secondary market for municipal securities, particularly below investment grade municipal securities, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Other Investment Companies Risk.
The Fund may invest in the securities of other investment companies, including ETFs. Investing in an investment company exposes the Fund to all of the risks of that investment company’s investments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. As a result, the cost of investing in investment company shares may exceed the costs of investing directly in its underlying investments. In addition, securities of other investment companies may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities and therefore magnify the Fund’s leverage risk.
With respect to ETF’s, an ETF that is based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the index. The value of an ETF based on a specific index is subject to change as the values of its respective component assets fluctuate according to market volatility. ETFs typically rely on a limited pool of authorized participants to create and redeem shares, and an active trading market for ETF shares may not develop or be maintained. The market value of shares of ETFs and closed-end funds may differ from their NAV.
Puerto Rico Municipal Securities Market Risk.
To the extent that the Fund invests a significant portion of its assets in the securities issued by the
Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations (collectively referred to as “Puerto Rico”
or the “Commonwealth”), it will be disproportionally affected by political, social and economic conditions and developments in the Commonwealth.
In addition, economic, political or regulatory changes in that territory could adversely affect the value of the Fund’s investment portfolio.
Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rican municipal securities. Several major ratings agencies have downgraded the general obligation debt of
Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto
Rican municipal securities. Additionally, numerous issuers have entered Title III of the Puerto Rico Oversite, Management and Economic Stability
Act (“PROMESA”), which is similar to bankruptcy protection, through which the Commonwealth of Puerto Rico can restructure its debt. However,
Puerto Rico’s case is the first ever heard under PROMESA and there is no existing case precedent to guide the proceedings. Accordingly, Puerto
Rico’s debt restructuring process could take significantly longer than traditional municipal bankruptcy proceedings. Further, it is not clear whether a debt restructuring process will ultimately be approved or, if so, the extent to which it will apply to Puerto Rico municipal securities sold by an issuer other than the territory. A debt restructuring could reduce the principal amount due, the interest rate, the maturity, and other terms of Puerto Rico municipal securities, which could adversely affect the value of Puerto Rican municipal securities. Legislation, including PROMESA that would allow
Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of the Fund’s investments in Puerto Rican municipal securities.
These challenges and uncertainties have been exacerbated by Hurricanes Irma and Maria and the resulting natural disaster in Puerto Rico. In
September 2017, Hurricanes Irma and Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the Commonwealth is likely to be in an uncertain economic state. The full extent of the natural disaster’s impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.
More recently, in late December 2019 and January 2020, a series of earthquakes hit Puerto Rico, including a magnitude 6.4 earthquake, the most powerful earthquake to hit the island in more than a century, causing an estimated $200 million in damage. In addition, in early 2020, as the population of Puerto Rico worked to recover from these natural disasters, the island was significantly impacted by Covid, resulting in the Commonwealth’s authorization of a $787 million relief package to fight the pandemic and its economic impacts. Any reduction in the
Commonwealth’s revenues as a result of the pandemic could have a negative ability on the Commonwealth to meet its debt service obligations, including with respect to debt held by the Fund.
Puerto Rico’s political and economic conditions could have a negative impact on the liquidity or value of Puerto Rican municipal securities, and consequently may affect the Fund’s investments and its performance if the Fund invests a significant portion of its assets in Puerto Rican municipal securities.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, NAV and/or a common shareholder’s overall returns.

Special Risks Related to Certain Municipal Obligations.
Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.
Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Swap Transactions Risk.
The Fund may enter into debt-related derivative instruments such as credit default swap contracts, interest rate swaps, and MMD Rate Locks. Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the investment adviser and/or the sub-adviser of not only the referenced asset, rate or index, but also of the swap itself. If the investment adviser and/
or the sub-adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors or events, the investment performance of the
Fund would diminish compared with what it would have been if these techniques were not used.
Tax Risk.
The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates, rules and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax-deferred accounts, for investors who are not sensitive to the federal income tax consequences of their investments.
Taxability Risk.
The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes, and the sub-adviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund.
Tobacco Settlement Bond Risk.
The Fund may invest in tobacco settlement bonds. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement
Agreement, an agreement between 46 states and nearly all of the U.S. tobacco manufacturers (the “MSA”). Under the terms of the MSA, the actual amount of future settlement payments by tobacco-manufacturers is dependent on many factors, including, among other things, reduced cigarette consumption. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline.
Unrated Securities Risk.
The Fund may purchase securities that are not rated by any rating organization. Unrated securities determined by the Fund’s investment adviser to be of comparable quality to rated investments which the Fund may purchase may pay a higher dividend or interest rate than such rated investments and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated investments or issuers than rated investments or issuers. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the investment adviser’s credit analysis than would be the case when the Fund invests in rated securities.
Valuation Risk.
The municipal securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price municipal securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.
When-Issued and Delayed-Delivery Transactions Risk.
The Fund may invest in securities on a “when-issued” or “delayed-delivery” basis. When-issued and delayed-delivery transactions may involve an element of risk because no interest accrues on the securities prior to settlement and, because securities are subject to market fluctuations, the value of the securities at time of delivery may be less (or more) than their cost. A separate account of the Fund will be established with its custodian consisting of cash equivalents or liquid securities having a market value at all times at least equal to the amount of any delayed payment commitment.

Shareholder Update
(continued)
Zero Coupon Bonds Risk.
Because interest on zero coupon bonds is not paid on a current basis, the values of zero coupon bonds will be more volatile in response to interest rate changes than the values of bonds that distribute income regularly. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.
Fund Level and Other Risks:
Anti-Takeover Provisions.
The Declaration of Trust and the Fund’s by laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares.
Counterparty Risk.
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have incurred or may incur in the future significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower-quality credit investments. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using such derivatives or other transactions, the
Fund assumes the risk that its counterparties could experience similar financial hardships. In the event of the insolvency of a counterparty, the Fund may sustain losses or be unable to liquidate a derivatives position.
Cybersecurity Risk.
The Fund and its service providers are susceptible to operational and information security risk resulting from cyber incidents. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact the Fund and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund.
Economic and Political Events Risk.
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds or moral obligation bonds). Such developments may adversely affect a specific industry or local political and economic conditions, and thus may lead to declines in the creditworthiness and value of such municipal securities.
Fund Tax Risk.
The Fund has elected to be treated and intends to qualify each year as a Regulated Investment Company (“RIC”) under the Internal
Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to a RIC, the Fund must comply with certain investment, distribution, and diversification requirements. Under certain circumstances, the Fund may be forced to sell certain assets when it is not advantageous in order to meet these requirements, which may reduce the Fund’s overall return. If the Fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund’s income would be subject to a double level of U.S. federal income tax. The Fund’s income, including its net capital gain, would first be subject to U.S. federal income tax at regular corporate rates, even if such income were distributed to shareholders and, second, all distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.
Global Economic Risk.
National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and assets prices around the world, which could negatively impact the value of the Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, instability in various countries, such as Afghanistan and Syria, war, natural and environmental disasters, and the spread of infectious illnesses or other public health emergencies, terrorist attacks in the United States and around the world, growing social and political discord in the United States, the European debt crisis, the response of the international community—through economic sanctions and otherwise—to international events, further downgrade of U.S. government securities, changes in the U.S. president or political shifts in Congress and other similar events may adversely affect the global economy and the markets and issuers in which the Fund invests.
Recent examples of such events include Hamas’ attack on Israel in October 2023 and the ensuing conflict, the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North Korea’s nuclear weapons and long-
range ballistic missile programs. In addition, Russia’s invasion of Ukraine in February 2022 has resulted in sanctions imposed by several nations, such as the United States, United Kingdom, European Union and Canada. The current sanctions and potential further sanctions may negatively impact certain sectors of Russia’s economy, but also may negatively impact the value of the Fund’s investments that do not have direct exposure to Russia.
These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the global economy. These events could also impair the information technology and other operational systems upon which the
Fund’s service providers, including the Fund’s sub-adviser, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.
The Fund does not know and cannot predict how long the securities markets may be affected by these events, and the future impact of these and similar events on the global economy and securities markets is uncertain. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments.
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Common shares frequently trade at a discount to their NAV. An investment in common shares represents an indirect investment in the securities owned by the Fund. Common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Legislation and Regulatory Risk.
At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives.
Leverage Risk.
The use of leverage creates special risks for common shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and market price of, and distributions on, the common shares. The use of leverage in a declining market will likely cause a greater decline in the Fund’s NAV, which may result at a greater decline of the common share price, than if the Fund were not to have used leverage.
Certain types of leverage may result in the Fund being subject to certain covenants, asset coverage or other portfolio composition limits by its lenders, debt or preferred securities purchasers, rating agencies that may rate the debt or preferred securities, or reverse repurchase counterparties.
Such limitations may be more stringent than those imposed by the 1940 Act and may impact whether the Fund is able to maintain its desired amount of leverage. In addition, whenever the Fund incurs borrowings and/or preferred shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions.
The Fund will pay (and common shareholders will bear) any costs and expenses relating to the Fund’s use of leverage, which will result in a reduction in the Fund’s NAV. The investment adviser may, based on its assessment of market conditions, composition of the Fund’s holdings, increase or decrease the amount of leverage. Such changes may impact the Fund’s distributions and the price of the common shares in the secondary market.
There is no assurance that the Fund’s use of leverage will be successful.
The Fund may seek to refinance its leverage over time, in the ordinary course, as current forms of leverage mature or it is otherwise desirable to refinance; however, the form that such leverage will take cannot be predicted at this time. If the Fund is unable to replace existing leverage on comparable terms, its costs of leverage will increase. Accordingly, there is no assurance that the use of leverage may result in a higher yield or return to common shareholders.
The amount of fees paid to the investment adviser and the sub-advisor for investment advisory services will be higher if the Fund uses leverage because the fees will be calculated based on the Fund’s Managed Assets - this may create an incentive for the investment adviser and the sub-
advisor to leverage the Fund or increase the Fund’s leverage.
Market Discount from Net Asset Value.
Shares of closed-end investment companies like the Fund frequently trade at prices lower than their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the common shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the common shares at the time of sale is above or below the investor’s purchase price for the common shares. Furthermore, management may have difficulty meeting the Fund’s investment objectives and managing its portfolio when the underlying securities are redeemed or sold during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change. Because the market price of the common shares will be determined by factors such as relative supply of and demand for the common shares in the market, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether the common shares will trade at, below or above NAV. The common shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for short-term trading purposes.
Recent Market Conditions.
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/
or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

Shareholder Update
(continued)
Ukraine has experienced ongoing military conflict, most recently in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
Additionally, in October 2023 armed conflict broke out between Israel and the militant group Hamas after Hamas infiltrated Israel’s southern border from the Gaza Strip. Israel has since declared war against Hamas and it’s possible that this conflict could escalate into a greater regional conflict. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
The U.S. Federal Reserve (the “Fed”) has in the past sharply raised interest rates, and while the Fed has recently lowered the federal funds rate, it has signaled an intention to maintain relatively higher interest rates until current inflation levels re-align with the Fed’s long-term inflation target.
Changing interest rate environments impact the various sectors of the economy in different ways. For example, in March 2023, the Federal Deposit
Insurance Corporation ("FDIC") was appointed receiver for each of Silicon Valley Bank and Signature Bank, the second- and third-largest bank failures in U.S. history, which failures may be attributable, in part, to rising interest rates. Bank failures may have a destabilizing impact on the broader banking industry or markets generally.
The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.
Reverse Repurchase Agreement Risk.
A reverse repurchase agreement, in economic essence, constitutes a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional portfolio securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

EFFECTS OF LEVERAGE
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, as well as certain other forms of leverage, such as reverse repurchase agreements and investments in inverse floating rate securities, on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects each Fund’s
(i) continued use of leverage as of October 31, 2024 as a percentage of Managed Assets (including assets attributable to such leverage), (ii) the estimated annual effective interest expense rate payable by the Funds on such instruments (based on actual leverage costs incurred during the fiscal year ended October 31, 2024) as set forth in the table, and (iii) the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of leverage based on such estimated annual effective interest expense rate. The information below does not reflect any Fund’s use of certain derivative instruments.
The numbers are merely estimates, used for illustration. The costs of leverage may vary frequently and may be significantly higher or lower than the estimated rate. The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Funds. Your actual returns may be greater or less than those appearing below.
Common Share total return is composed of two elements — the distributions paid by the Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Funds are more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments.
This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s common shares, the value of which is determined by market forces and other factors. Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, the Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors.
NAD NEA
Estimated Leverage as a Percentage of Managed Assets (Including Assets Attributable to Leverage) 40.63% 40.16%
Estimated Annual Effective Leverage Expense Rate Payable by Fund on Leverage 4.40% 4.38%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective
Interest Expense Rate on Leverage 1.79% 1.76%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return (19.85)% (19.65)%
Common Share Total Return for (5.00)% Assumed Portfolio Total Return (11.43)% (11.30)%
Common Share Total Return for 0.00% Assumed Portfolio Total Return (3.01)% (2.94)%
Common Share Total Return for 5.00% Assumed Portfolio Total Return 5.41% 6.42%
Common Share Total Return for 10.00% Assumed Portfolio Total Return 13.83% 13.77%

Shareholder Update
(continued)
DIVIDEND REINVESTMENT PLAN
Nuveen Closed-End Funds Automatic Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above
NAV at the time of valuation, the Fund will issue new shares at the greater of the NAV or 95% of the then-current market price. If the shares are trading at less than NAV, shares for your account will be purchased on the open market. If Computershare Trust Company, N.A. (the “Plan Agent”)
begins purchasing Fund shares on the open market while shares are trading below NAV, but the Fund’s shares subsequently trade at or above their
NAV before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ NAV or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Dividend Reinvestment Plan (the “Plan”) participants. These commissions usually will be lower than those charged on individual transactions.
If you withdraw or the Plan is terminated, you will receive whole shares in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a
$2.50 service fee.
Fractional Shares
The Plan Agent will confirm your acquisition made for your account as soon as practicable but not later than 60 days after the date thereof. Although you may from time to time have an undivided fractional interest (computed up to six decimal places) in a share (“fractional shares”) of the Fund within the operation of the Plan, and distributions on fractional shares will be credited to your account, no fractional shares will be transferred. In the event of termination of your account under the Plan, the Plan Agent will either (a) continue to hold your Common Shares in book-entry form, or (b)
transfer a whole number of Common Shares to an intermediary of your choosing, in either case disbursing to the investor an amount of cash equal to the value of any such fractional shares valued at the then-current market value of the Fund's Common Shares at the time of termination, less any applicable fees.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial professional or call us at (800) 257-8787.

CHANGES OCCURRING DURING THE FISCAL YEAR
The following information in this annual report is a summary of certain changes during the most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased shares of a Fund.
During the most recent fiscal year, there have been no changes required to be reported in connection with: (i) the Funds’ investment objectives and principal investment policies that have not been approved by shareholders, (ii) the principal risks of the Fund, (iii) the portfolio managers of the
Funds; (iv) a Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by shareholders except as follows:
Principal Risks
The following risk factors were added as a principal risk to the Funds:
Direct Lending Risk.
The Fund may engage in direct lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers directly or through companies affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce Fund performance.
As part of its lending activities, the Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund is lending money to, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan. To the extent the Fund seeks to engage in direct lending, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.
Floating and Variable Rate Securities Risk.
Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-
income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Municipal Securities Risk.
The values of municipal securities may be adversely affected by local political and economic conditions and developments.
Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, a downgrade of a state’s credit rating or the rating of authorities or political subdivisions of the state, demographic factors, ecological or environmental concerns, inability or perceived inability of a government authority to collect sufficient tax or other revenues, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). This risk would be heightened to the extent that the Fund invests a substantial portion of the below-investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), in industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, municipal lease obligations, private activity bonds or moral obligation bonds) that are particularly exposed to specific types of adverse economic, business or political events. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. In recent periods, a number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. In addition, the amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s sub-adviser than funds that invest in stock or other corporate investments.

Shareholder Update
(continued)
To the extent that a fund invests a significant portion of its assets in the securities of issuers located in a given state or U.S. territory, it will be disproportionally affected by political and economic conditions and developments in that state or territory and may involve greater risk than funds that invest in a larger universe of securities. In addition, economic, political or regulatory changes in that state or territory could adversely affect municipal securities issuers in that state or territory and therefore the value of a fund’s investment portfolio.
When-Issued and Delayed-Delivery Transactions Risk.
The Fund may invest in securities on a “when-issued” or “delayed-delivery” basis. When-issued and delayed-delivery transactions may involve an element of risk because no interest accrues on the securities prior to settlement and, because securities are subject to market fluctuations, the value of the securities at time of delivery may be less (or more) than their cost. A separate account of the Fund will be established with its custodian consisting of cash equivalents or liquid securities having a market value at all times at least equal to the amount of any delayed payment commitment.
Amended and Restated By-laws
On October 5, 2020, the Nuveen Quality Municipal Income Fund and the Nuveen AMT-Free Quality Municipal Income Fund (each a “Fund” and collectively the “Funds”) and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share
Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On February 24, 2022, the Board of the Funds suspended the Control-Share By-Law provisions. Subsequently, on February 28, 2024, the Board of the Funds adopted Amended and Restated By-Laws to eliminate the Control Share
By-Law provision in its entirety. Other than the elimination of the Control Share By-Law provisions, the Amended and Restated By-Laws are identical to the previously adopted by-laws.
Portfolio Managers
Effective April 1, 2024 Christopher L. Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager for the Funds.

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NAD
$ —
NEA
—

Shareholder Meeting Report
(U
naudited)
The annual meeting of shareholders for NAD was held on August 8, 2024 and NEA was held on August 15, 2024; at this meeting the shareholders were asked to elect Board Members.
The vote totals for NAD and NEA are set forth below:
NAD NEA
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 164,506,588 — 205,210,718 —
Withhold 25,763,973 — 40,208,986 —
Total 190,270,561 — 245,419,704 —
Loren M. Starr
For 165,484,743 — 206,681,984 —
Withhold 24,785,818 — 38,737,720 —
Total 190,270,561 — 245,419,704 —
Matthew Thornton III
For 164,343,844 — 205,591,760 —
Withhold 25,926,717 — 39,827,944 —
Total 190,270,561 — 245,419,704 —
Albin F. Moschner
For — 17,376 — 338,554
Withhold — — — —
Total — 17,376 — 338,554
Margaret L. Wolff
For — 17,376 — 338,554
Withhold — — — —
Total — 17,376 — 338,554

Additional Fund Information
(U
naudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAD NEA
Common shares repurchased 0 0

Glossary of Terms Used in this Report
(U
naudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option
Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded bond/Pre-Refunding, also known as advanced refundings or refinancings , is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Board Members & Officers

(U
naudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Joseph A. Boateng
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2019
Class II
Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
211
Michael A. Forrester
1967
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2007
Class I
Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Trustee,
Dexter Southfield School (since 2019); Member (since 2020),
Governing Council of the Independent Directors Council (IDC);
Trustee, the College Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
211
Thomas J. Kenny
1963
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Board Member
2011
Class I
Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
216
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
216

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-
2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses) (2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
216
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
216
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010–2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009–2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012–2014); formerly,
Trustee and Chairman of the Board of Trustees of Marian University
(2010–2013); formerly Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial Markets
Division (2007–2008), with various executive leadership roles in
ABN AMRO Bank N.V. between 1996 and 2007.
216

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Loren M. Starr
1961
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2022
Class III
Independent Consultant/Advisor (since 2021); formerly, Vice Chair,
Senior Managing Director (2020–2021), Chief Financial Officer,
Senior Managing Director (2005–2020), Invesco Ltd.; Director
(since 2023) and Audit Committee member (since 2024), AMG;
formerly, Chair and Member of the Board of Directors (2014–2021),
Georgia Leadership Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of Trustees (2014–2018),
Georgia Council on Economic Education (GCEE); Trustee, the
College Retirement Equities Fund and Manager, TIAA Separate
Account VA-1 (2022–2023).
215
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
216
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2008
Class II
Formerly, a Co–Founding Partner, Promus Capital (investment
advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of Directors (since 2008),
Catalyst Schools of Chicago (philanthropy); Member of the Board of Directors (since 2012), formerly, Investment Committee Chair
(2017–2022), Mather Foundation Board (philanthropy); formerly,
Member (2005–2016), Chicago Fellowship Board (philanthropy);
formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010–2019); formerly,
Director, LogicMark LLC (health services) (2012–2016); formerly,
Director, Legal & General Investment Management America, Inc.
(asset management) (2008–2013); formerly, CEO and President,
Northern Trust Global Investments (financial services) (2004–2007);
Executive Vice President, Quantitative Management & Securities
Lending (2000–2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005–2007), Northern Trust
Global Investments Board (2004–2007), Northern Trust Japan
Board (2004–2007), Northern Trust Securities Inc. Board (2003–
2007) and Northern Trust Hong Kong Board (1997–2004).
216
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New York-Presbyterian
Hospital (since 2005); Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022) of The John A. Hartford
Foundation (a philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-
2015) of the Board of Trustees of Mt. Holyoke College.
216

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Board Member
2017
Class I
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
216
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer (Principal
Executive Officer)
2015 Senior Managing Director of Nuveen Fund Advisors, LLC, Nuveen Securities, LLC
and Nuveen; has previously held various positions with Nuveen.
Brett E. Black
1972
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Marc Cardella
1984
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Controller
(Principal
Financial Officer)
2024 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC, Managing Director of Teachers Insurance and Annuity
Association of America and TIAA SMA Strategies LLC; Principal Financial Officer,
Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1 and the
College Retirement Equities Fund.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of Nuveen;
Managing Director, Assistant Secretary and Associate General Counsel of Nuveen
Asset Management, LLC; has previously held various positions with Nuveen;
Managing Director, Associate General Counsel and Assistant Secretary of Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC; Managing
Director, Associate General Counsel and Assistant Secretary, Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity
Association of America; Vice President and Assistant Secretary, TIAA-CREF Funds
and TIAA-CREF Life Funds; Vice President, Associate General Counsel, and Assistant
Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President, Associate
General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC; formerly Corporate Counsel of Franklin Templeton
(2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC; Managing Director and Assistant Secretary of TIAA SMA
Strategies LLC; Managing Director, Associate General Counsel and Assistant
Secretary of College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-
CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC, TIAA-CREF Investment Management, LLC,
and Nuveen Alternative Advisors LLC; has previously  held various positions with
Nuveen/TIAA.
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC, Teachers Advisors, LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds
and TIAA-CREF Life Funds; has previously held various positions with Nuveen;
Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice
President (2007-2021) and Secretary (2016-2021) of NWQ Investment Management
Company, LLC and Santa Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen, TIAA-
CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the College
Retirement Equities Fund; Managing Director of Nuveen Fund Advisors, LLC; has
previously held various positions with TIAA.
Mary Beth Ramsay
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk &
Compliance; Executive Vice President, Teachers Insurance and Annuity Association
of America; Executive Vice President, TIAA Separate Account VA-1 and the College
Retirement Equities Fund; formerly, Senior Vice President, Head of Sales and Client
Solutions (2019-2022) and U.S. Chief Pricing Actuary (2016-2019), SCOR Global Life
Americas; Member of the Board of Directors of Society of Actuaries.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund
Advisors, LLC; Vice President, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC and Nuveen
Asset Management, LLC; Vice President and Associate General Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director, Associate General Counsel
and Assistant Secretary of Teacher Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director of Nuveen, LLC and of TIAA.

Board Members & Officers
(continued)
(1) The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares, when applicable, to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed.
The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen complex.
(2) Officers serve indefinite terms until their successor has been duly elected and qualified, their death or their resignation or removal.  The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
EAN-B-1024P 4015282-INV-Y-12/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen AMT-Free Quality Municipal Income Fund

The following tables show the amount of fees that KPMG LLP, the Fund’s auditor, billed to the Fund during the Fund’s last two full fiscal years. For engagements with KPMG LLP the Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

SERVICES THAT THE FUND’S AUDITOR BILLED TO THE FUND

Fiscal Year Ended	Audit Fees Billed to Fund[1]	Audit-Related Fees Billed to Fund[2]	Tax Fees Billed to Fund[3]	All Other Fees Billed to Fund[4]
October 31, 2024	$40,750	$9,782	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

October 31, 2023	$40,000	$2,600	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

SERVICES THAT THE FUND’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by KPMG LLP to Nuveen Fund Advisors, LLC (formerly Nuveen Fund Advisors, Inc.) (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to KPMG LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Fund’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
October 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2023	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that KPMG LLP billed during the Fund’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that KPMG LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from KPMG LLP about any non-audit services that KPMG LLP rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating KPMG LLP’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
October 31, 2024	$0	$0	$0	$0
October 31, 2023	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund’s independent accountants and (ii) all audit and non-audit services to be performed by the Fund’s independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii)

reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Chair, Loren M. Starr, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio managers at the Sub-Adviser:

(a)(1)	Portfolio Manager Biographies

As of the date of filing this report, the following individuals at the Sub-Adviser (the “Portfolio Managers”) have primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Michael S. Hamilton, Managing Director, manages tax-exempt fixed income portfolios for Nuveen. He began working in the investment industry when he joined the firm in 1989. Michael, who became a portfolio manager in 1992, was previously a fixed-income fund manager and trader. He received a B.A. from the College of Idaho and an M.B.A. from Western Washington University. He is a member of the CFA Institute and the Portland Society of Financial Analysts.

Stephen J. Candido, CFA, Managing Director at Nuveen Asset Management, is a portfolio manager for high yield municipal strategies at Nuveen, managing high yield funds and institutional accounts. He also has responsibility for tax-exempt open-end funds and closed-end funds that allocate to both investment grade and high yield municipals. Stephen started working in the investment industry in 1996 when he joined Nuveen in the unit trust division. Prior to his current role, he was a vice president and senior research analyst specializing in high yield sectors including land secured credits, project finance and housing. Stephen was also an assistant vice president for Nuveen’s global structured products team beginning in 2005. He also served as the manager of the fixed income unit trust product management and pricing group starting in 2001 and prior to that held positions as an equity research analyst and fixed income pricing analyst. Stephen graduated with a B.S. in Finance from Miami University and an M.B.A. in Finance from the University of Illinois at Chicago. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago.

(a)(2)	Other Accounts Managed by Portfolio Managers

Other Accounts Managed. In addition to managing the registrant, the Portfolio Managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Michael S. Hamilton	Registered Investment Company	18	$10.36 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	5	$640.15 million

Stephen J. Candido	Registered Investment Company	29	$50.05 billion
	Other Pooled Investment Vehicles	2	$505.69 million
	Other Accounts	4	$199.91 million
*	Assets are as of October 31, 2024. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

(a)(3)	Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Managers’ compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

(a)(4)	Beneficial Ownership of NEA Securities

As of October 31, 2024, the portfolio managers beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael S. Hamilton			X
Stephen J. Candido	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen AMT-Free Quality Municipal Income Fund

Date: January 6, 2025	By:	/s/ David J. Lamb David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2025	By:	/s/ David J. Lamb David J. Lamb Chief Administrative Officer (principal executive officer)

Date: January 6, 2025	By:	/s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)